UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

Voya Investment Grade Credit Fund

Voya Securitized Credit Fund

The schedules are not audited.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 88.8%
		Argentina: 3.5%
500,000	(1),(2)	Arcor SAIC, 6.000%, 07/06/23	$531,875	0.5
550,000		Banco Macro SA, 6.750%, 11/04/26	570,465	0.5
1,000,000	(2)	Banco Macro SA, 6.750%, 11/04/26	1,037,210	1.0
500,000	(2)	YPF SA, 8.500%, 03/23/21	566,750	0.5
500,000		YPF SA, 8.750%, 04/04/24	575,500	0.5
500,000	(2)	YPF SA, 8.750%, 04/04/24	575,500	0.5
			3,857,300	3.5

		Austria: 0.3%
300,000	(2)	Suzano Austria GmbH, 7.000%, 03/16/47	345,000	0.3

		Brazil: 8.8%
1,250,000	(2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/25	1,236,662	1.1
500,000		Banco do Brasil SA/Cayman, 6.000%, 01/22/20	530,500	0.5
625,000		Banco do Brasil SA/Cayman, 9.250%, 10/31/49	679,688	0.6
550,000		Braskem Finance Ltd., 6.450%, 02/03/24	618,755	0.6
600,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	644,250	0.6
250,000	(1)	Fibria Overseas Finance Ltd., 5.500%, 01/17/27	268,750	0.2
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/22	755,087	0.7
700,000	(2)	Klabin Finance SA, 4.875%, 09/19/27	692,650	0.6
950,000		Marfrig Holdings Europe BV, 8.000%, 06/08/23	993,938	0.9
500,000	(2)	Minerva Luxembourg SA, 6.500%, 09/20/26	515,625	0.5
750,000		Petrobras Global Finance BV, 7.250%, 03/17/44	781,875	0.7
750,000		Petrobras Global Finance BV, 7.375%, 01/17/27	827,250	0.8
1,000,000	(1),(2)	St Marys Cement, Inc. Canada, 5.750%, 01/28/27	1,058,750	1.0
			9,603,780	8.8

		Chile: 7.3%
675,000	(2)	Celulosa Arauco y Constitucion SA, 3.875%, 11/02/27	672,064	0.6
675,000	(2)	Celulosa Arauco y Constitucion SA, 5.500%, 11/02/47	703,688	0.7
1,350,000	(2)	Cencosud SA, 5.150%, 02/12/25	1,432,048	1.3
675,000	(1),(2)	Colbun SA, 3.950%, 10/11/27	674,578	0.6
750,000	(2)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/47	808,995	0.8
500,000	(2)	Empresa Nacional del Petroleo, 4.500%, 09/14/47	481,300	0.4
600,000	(2)	Inversiones CMPC SA/Cayman Islands Branch, 4.500%, 04/25/22	630,278	0.6
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	534,488	0.5
1,000,000	(2)	SACI Falabella, 3.750%, 10/30/27	980,500	0.9
450,000		Telefonica Chile SA, 3.875%, 10/12/22	464,895	0.4
500,000	(2)	Telefonica Chile SA, 3.875%, 10/12/22	516,551	0.5
			7,899,385	7.3

		China: 4.6%
1,000,000		Alibaba Group Holding Ltd, 3.400%, 12/06/27	1,000,695	0.9
950,000		Bank of China Ltd, 5.000%, 11/13/24	1,014,553	0.9
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	320,444	0.3
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	656,277	0.6
1,950,000		Longfor Properties Co. Ltd, 6.750%, 01/29/23	2,016,969	1.9
			5,008,938	4.6

		Colombia: 2.5%
1,000,000		Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/25	1,037,500	1.0
400,000		Ecopetrol SA, 5.375%, 06/26/26	432,880	0.4
250,000		Ecopetrol SA, 5.875%, 05/28/45	256,125	0.2
963,000	(2)	Grupo Energia Bogota SA ESP, 6.125%, 11/10/21	983,464	0.9
			2,709,969	2.5

		Hong Kong: 1.4%
1,500,000	(2)	Melco Resorts Finance Ltd., 4.875%, 06/06/25	1,519,929	1.4

		India: 7.6%
1,000,000	(2)	Axis Bank Ltd./Dubai, 2.875%, 06/01/21	992,041	0.9
1,000,000	(2)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,078,882	1.0

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India: (continued)
1,000,000	(2)	Bharti Airtel Ltd, 4.375%, 06/10/25	$1,018,886	0.9
1,000,000	(1)	ICICI Bank Ltd./Dubai, 3.250%, 09/09/22	993,750	0.9
2,000,000	(2)	Reliance Industries Ltd, 3.667%, 11/30/27	1,982,704	1.8
600,000		Vedanta Resources PLC, 7.125%, 05/31/23	647,280	0.6
1,500,000	(2)	Vedanta Resources PLC, 6.375%, 07/30/22	1,569,450	1.5
			8,282,993	7.6

		Indonesia: 0.9%
1,000,000	(2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/27	1,003,957	0.9

		Israel: 2.9%
850,000	(2)	Israel Electric Corp. Ltd., 6.875%, 06/21/23	990,837	0.9
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	756,994	0.7
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	582,846	0.5
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	435,884	0.4
500,000	(1)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	413,473	0.4
			3,180,034	2.9

		Jamaica: 1.9%
1,250,000		Digicel Ltd., 6.000%, 04/15/21	1,234,988	1.1
350,000	(2)	Digicel Ltd., 6.000%, 04/15/21	345,796	0.3
500,000	(2)	Digicel Ltd., 6.750%, 03/01/23	493,455	0.5
			2,074,239	1.9

		Kazakhstan: 1.5%
1,000,000		KazMunayGas National Co. JSC, 4.750%, 04/19/27	1,056,260	1.0
500,000		KazMunayGas National Co. JSC, 6.375%, 04/09/21	546,675	0.5
			1,602,935	1.5

		Luxembourg: 3.0%
900,000		Altice Financing SA, 7.500%, 05/15/26	960,750	0.9
1,025,000	(2)	Millicom International Cellular SA, 5.125%, 01/15/28	1,030,125	0.9
700,000		Millicom International Cellular SA, 6.000%, 03/15/25	746,375	0.7
600,000	(2)	Minerva Luxembourg SA, 5.875%, 01/19/28	584,550	0.5
			3,321,800	3.0
		Mexico: 7.6%
800,000	(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.625%, 12/31/2199	879,000	0.8
500,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/22	565,625	0.5
750,000		Cemex Finance LLC, 6.000%, 04/01/24	795,000	0.7
250,000		Cemex SAB de CV, 5.700%, 01/11/25	264,375	0.2
1,000,000	(1),(2)	Cemex SAB de CV, 5.700%, 01/11/25	1,057,500	1.0
500,000	(2)	Cemex SAB de CV, 7.750%, 04/16/26	567,500	0.5
680,000	(2)	Mexichem SAB de CV, 4.000%, 10/04/27	674,900	0.6
300,000	(2)	Mexichem SAB de CV, 5.500%, 01/15/48	292,875	0.3
200,000		Mexichem SAB de CV, 5.875%, 09/17/44	208,000	0.2
500,000	(2)	Mexico City Airport Trust, 5.500%, 07/31/47	496,250	0.5
800,000	(2)	Nemak SA de CV, 5.500%, 02/28/23	826,000	0.8
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	519,225	0.5
1,000,000	(2)	Petroleos Mexicanos, 6.500%, 03/13/27	1,094,250	1.0
			8,240,500	7.6

		Morocco: 1.9%
500,000	(2)	OCP SA, 4.500%, 10/22/25	501,647	0.5
750,000		OCP SA, 5.625%, 04/25/24	805,220	0.7
700,000		OCP SA, 6.875%, 04/25/44	805,238	0.7
			2,112,105	1.9

		Netherlands: 1.2%
1,300,000	(2)	VimpelCom Holdings BV, 4.950%, 06/16/24	1,321,450	1.2

		Panama: 1.0%
1,050,000	(2)	Multibank, Inc., 4.375%, 11/09/22	1,048,688	1.0

		Peru: 5.9%
750,000		Banco de Credito del Peru/Panama, 6.125%, 04/24/27	826,875	0.8
500,000		Banco de Credito del Peru/Panama, 6.875%, 09/16/26	563,750	0.5
950,000	(1)	Banco Internacional del Peru SAA Interbank, 6.625%, 03/19/29	1,073,500	1.0
1,300,000	(2)	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,342,250	1.2
500,000	(2)	Cerro del Aguila SA, 4.125%, 08/16/27	496,250	0.5

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru: (continued)
500,000		Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	$528,125	0.5
600,000	(2)	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	640,200	0.6
50,000		Southern Copper Corp., 5.250%, 11/08/42	56,008	0.0
600,000		Southern Copper Corp., 5.875%, 04/23/45	726,786	0.7
125,000		Southern Copper Corp., 6.750%, 04/16/40	162,907	0.1
			6,416,651	5.9

		Russia: 9.6%
500,000		Alfa Bank AO Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	563,786	0.5
1,000,000	(2)	Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/21	1,042,160	1.0
800,000		Everaz Group SA, 8.250%, 01/28/21	903,000	0.8
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,281,101	1.2
1,100,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23	1,217,288	1.1
1,900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	2,106,103	1.9
500,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	520,988	0.5
750,000	(2)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/24	753,226	0.7
500,000	(1)	Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/23	522,075	0.5
1,400,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	1,517,964	1.4
			10,427,691	9.6

		Singapore: 1.8%
1,000,000	(2)	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,018,630	0.9
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	936,751	0.9
			1,955,381	1.8

		South Africa: 1.9%
1,000,000	(1)	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	1,048,321	1.0
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/40	422,818	0.4
550,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	562,375	0.5
			2,033,514	1.9

		South Korea: 1.9%
1,925,000	(2)	Woori Bank Co. Ltd., 4.750%, 04/30/24	2,021,225	1.9

		Thailand: 1.2%
1,000,000	(2)	PTTEP Treasury Center Co. Ltd., 4.600%, 12/31/2199	1,015,162	0.9
313,000	(2)	PTTEP Treasury Center Co. Ltd., 4.875%, 12/31/2199	318,281	0.3
			1,333,443	1.2

		Turkey: 5.1%
500,000	(2)	Finansbank AS/Turkey, 4.875%, 05/19/22	491,909	0.5
1,000,000	(2)	Tupras Turkiye Petrol Rafinerileri AS, 4.500%, 10/18/24	990,186	0.9
750,000		Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	766,688	0.7
625,000		Turkiye Is Bankasi, 5.375%, 10/06/21	631,683	0.6
1,000,000	(2)	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/21	1,003,086	0.9
1,000,000		Yapi ve Kredi Bankasi AS, 5.250%, 12/03/18	1,016,501	0.9
600,000	(2)	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/22	612,523	0.6
			5,512,576	5.1

		United Arab Emirates: 2.8%
1,000,000	(2)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/26	1,031,651	1.0
1,000,000		Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21	1,102,415	1.0
850,000		First Abu Dhabi Bank PJSC, 5.250%, 12/29/49	864,237	0.8
			2,998,303	2.8

		Zambia: 0.7%
750,000	(2)	First Quantum Minerals Ltd., 7.250%, 04/01/23	810,000	0.7

	Total Corporate Bonds/Notes
	(Cost $93,185,395)		96,641,786	88.8

FOREIGN GOVERNMENT BONDS: 5.0%
		Argentina: 2.4%
1,500,000		Argentine Republic Government International Bond, 5.625%, 01/26/22	1,586,250	1.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Argentina: (continued)
1,000,000	Argentine Republic Government International Bond, 6.875%, 04/22/21	$1,090,875	1.0
		2,677,125	2.4

	Indonesia: 0.5%
500,000	Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/26	529,270	0.5

	Kazakhstan: 0.5%
500,000	Kazakhstan Government International Bond, 5.125%, 07/21/25	557,990	0.5

	Mexico: 1.0%
1,000,000	Petroleos Mexicanos, 5.500%, 01/21/21	1,062,250	1.0

	Nigeria: 0.4%
400,000	Nigeria Government International Bond, 6.500%, 11/28/27	418,113	0.4

	Turkey: 0.2%
250,000	Turkey Government Bond, 5.000%, 06/25/21	250,851	0.2

	Total Foreign Government Bonds
	(Cost $5,231,823)	5,495,599	5.0

	Total Long-Term Investments
	(Cost $98,417,218)	102,137,385	93.8

SHORT-TERM INVESTMENTS: 9.5%
	Commercial Paper: 4.7%
1,000,000	Berkshire Hathaway, 2.170%, 01/08/18	999,529	0.9
1,124,000	Dominion Res, 1.980%, 01/16/18	1,123,035	1.0
363,000	Duke Energy, 3.44%, 01/02/18	362,933	0.4
886,000	Enterprise, 2.04%, 01/12/18	885,412	0.8
735,000	Ford Motor, 1.97%, 04/02/18	731,403	0.7
1,000,000	Marriott, 2.58%, 01/04/18	999,721	0.9
		5,102,033	4.7

	Securities Lending Collateral(3): 4.6%
1,179,249	HSBC Securities USA, Repurchase Agreement dated 12/29/17, 1.38%, due 01/02/18 (Repurchase Amount $1,179,427, collateralized by various U.S. Government Securities, 0.000%-0.375%, Market Value plus accrued interest $1,202,844, due 05/15/18-08/15/46)	1,179,249	1.1
1,179,249	Jefferies LLC, Repurchase Agreement dated 12/29/17, 1.55%, due 01/02/18 (Repurchase Amount $1,179,449, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,202,834, due 01/10/18-12/20/47)	1,179,249	1.1
248,069	JPMorgan Chase & Co., Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $248,107, collateralized by various U.S. Government Securities, 1.375%-2.125%, Market Value plus accrued interest $253,031, due 08/31/18-03/31/24)	248,069	0.2
1,179,249	Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $1,179,431, collateralized by various U.S. Government Agency Obligations, 1.982%-10.500%, Market Value plus accrued interest $1,202,834, due 01/15/18-08/01/48)	1,179,249	1.1

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
1,179,249	Nomura Securities, Repurchase Agreement dated 12/29/17, 1.42%, due 01/02/18 (Repurchase Amount $1,179,433, collateralized by various U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,202,834, due 04/05/18-11/20/67)	$1,179,249	1.1
		4,965,065	4.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
251,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.170%
	(Cost $251,000)	251,000	0.2

	Total Short-Term Investments
	(Cost $10,319,424)	10,318,098	9.5

	Total Investments in Securities (Cost $108,736,642)	$112,455,483	103.3
	Liabilities in Excess of Other Assets	(3,576,482)	(3.3)
	Net Assets	$108,879,001	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2017.

Sector Diversification	Percentage of Net Assets
Financial	27.6%
Basic Materials	16.0
Energy	15.7
Communications	9.8
Utilities	7.0
Industrial	5.1
Foreign Government Bonds	5.0
Consumer, Non-cyclical	4.5
Consumer, Cyclical	3.1
Short-Term Investments	9.5
Liabilities in Excess of Other Assets	(3.3)
Net Assets	100.0%

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$96,641,786	$–	$96,641,786
Foreign Government Bonds	–	5,495,599	–	5,495,599
Short-Term Investments	251,000	10,067,098	–	10,318,098
Total Investments, at fair value	$251,000	$112,204,483	$–	$112,455,483
Other Financial Instruments+
Futures	35,046	–	–	35,046
Total Assets	$286,046	$112,204,483	$–	$112,490,529
Liabilities Table
Other Financial Instruments+
Futures	$(58,109)	$–	$–	$(58,109)
Total Liabilities	$(58,109)	$–	$–	$(58,109)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2017, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	9	03/20/18	$1,116,422	$(5,627)
U.S. Treasury 2-Year Note	31	03/29/18	6,637,391	(14,881)
U.S. Treasury 5-Year Note	71	03/29/18	8,247,648	(37,601)
U.S. Treasury Ultra Long Bond	8	03/20/18	1,341,250	10,281
			$17,342,711	$(47,828)
Short Contracts
U.S. Treasury Long Bond	(15)	03/20/18	(2,295,000)	314
U.S. Treasury Ultra 10-Year Note	(58)	03/20/18	(7,746,625)	24,451
			$(10,041,625)	$24,765

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$35,046
Total Asset Derivatives		$35,046

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$58,109
Total Liability Derivatives		$58,109

At December 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $108,759,586.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,031,618
Gross Unrealized Depreciation	(358,784)

Net Unrealized Appreciation	$3,672,834

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.3%
		Brazil: 3.2%
1,000,000	(1)	Banco do Brasil SA/Cayman, 4.625%, 01/15/25	$989,330	0.6
750,000	(1)	Banco Nacional de Desenvolvimento Economico e Social, 4.750%, 05/09/24	757,500	0.4
500,000	(1)	Klabin Finance SA, 4.875%, 09/19/27	494,750	0.3
750,000		Petrobras Global Finance BV, 7.250%, 03/17/44	781,875	0.5
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/27	1,103,000	0.7
1,000,000		Petrobras Global Finance BV, 8.750%, 05/23/26	1,197,500	0.7
			5,323,955	3.2

		Chile: 4.6%
1,500,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,563,663	1.0
1,250,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/47	1,348,325	0.8
2,000,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/26	1,990,015	1.2
750,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/47	721,950	0.4
500,000		Enel Americas SA, 4.000%, 10/25/26	510,135	0.3
1,500,000	(1)	SACI Falabella, 3.750%, 10/30/27	1,470,750	0.9
			7,604,838	4.6

		Croatia: 0.7%
975,000	(1)	Hrvatska Elektroprivreda, 5.875%, 10/23/22	1,081,641	0.7

		Georgia: 0.7%
1,000,000	(1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/21	1,075,366	0.7

		Indonesia: 2.5%
750,000	(2)	Pertamina Persero PT, 4.300%, 05/20/23	785,633	0.5
1,250,000		Pertamina Persero PT, 5.625%, 05/20/43	1,362,380	0.8
2,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/27	2,007,913	1.2
			4,155,926	2.5

		Kazakhstan: 0.6%
1,000,000		KazMunayGas National Co. JSC, 5.750%, 04/19/47	1,068,750	0.6

		Mexico: 8.4%
1,000,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 3.800%, 08/11/26	1,003,750	0.6
2,000,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/25	2,085,000	1.3
500,000	(1)	Cemex SAB de CV, 7.750%, 04/16/26	567,500	0.3
1,000,000	(1)	Comision Federal de Electricidad, 4.750%, 02/23/27	1,050,000	0.6
1,000,000	(1)	Mexico City Airport Trust, 4.250%, 10/31/26	1,025,000	0.6
500,000	(1)	Mexico City Airport Trust, 5.500%, 10/31/46	495,625	0.3
1,000,000	(1)	Mexico City Airport Trust, 5.500%, 07/31/47	992,500	0.6
1,500,000	(2)	Petroleos Mexicanos, 4.500%, 01/23/26	1,501,050	0.9
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	489,110	0.3
500,000		Petroleos Mexicanos, 5.500%, 06/27/44	461,230	0.3
1,000,000	(1)	Petroleos Mexicanos, 6.500%, 03/13/27	1,094,250	0.7
750,000		Petroleos Mexicanos, 6.750%, 09/21/47	784,762	0.5
2,000,000		Petroleos Mexicanos, 6.875%, 08/04/26	2,272,500	1.4
			13,822,277	8.4

		Panama: 0.7%
1,000,000	(1)	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,118,750	0.7

		Peru: 1.6%
500,000	(1)	Cerro del Aguila SA, 4.125%, 08/16/27	496,250	0.3
1,000,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/23	1,006,400	0.6
1,000,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/47	1,052,500	0.7
			2,555,150	1.6

		Russia: 2.0%
750,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23	829,969	0.5
450,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/27	469,192	0.3
300,000	(1)	Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/27	312,795	0.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	$1,631,370	1.0
			3,243,326	2.0

		South Africa: 0.5%
250,000	(1),(2)	Eskom Holdings SOC Ltd., 7.125%, 02/11/25	256,265	0.2
500,000	(1)	Transnet SOC Ltd., 4.000%, 07/26/22	490,725	0.3
			746,990	0.5

		Trinidad And Tobago: 0.2%
281,250		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	283,711	0.2

		Turkey: 0.1%
250,000	(1)	Turkiye Is Bankasi, 6.125%, 04/25/24	252,689	0.1

		Venezuela: 0.5%
1,000,000	(3)	Petroleos de Venezuela SA, 9.000%, 11/17/21	282,500	0.2
1,750,000	(3)	Petroleos de Venezuela SA, 9.750%, 05/17/35	478,625	0.3
			761,125	0.5

	Total Corporate Bonds/Notes
	(Cost $42,357,894)		43,094,494	26.3

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%, 01/31/23	17,595	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)		17,595	0.0

FOREIGN GOVERNMENT BONDS: 69.7%
		Angola: 0.4%
500,000	(1),(2)	Angolan Government International Bond, 9.500%, 11/12/25	578,120	0.4

		Argentina: 6.5%
2,000,000	(2)	Argentine Republic Government International Bond, 6.625%, 07/06/28	2,150,000	1.3
2,750,000		Argentine Republic Government International Bond, 6.875%, 01/26/27	3,008,500	1.8
1,500,000		Argentine Republic Government International Bond, 7.125%, 07/06/36	1,629,000	1.0
700,000		Argentine Republic Government International Bond, 7.125%, 06/28/2117	723,100	0.5
2,000,000		Argentine Republic Government International Bond, 7.500%, 04/22/26	2,267,300	1.4
701,019	(2),(3)	Argentine Republic Government International Bond, 8.280%, 12/31/33	830,006	0.5
			10,607,906	6.5

		Armenia: 0.5%
751,000	(1)	Republic of Armenia International Bond, 6.000%, 09/30/20	799,507	0.5

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan, 4.750%, 03/18/24	517,300	0.3

		Brazil: 1.5%
2,500,000	(2)	Brazilian Government International Bond, 2.625%, 01/05/23	2,413,750	1.5

		Chile: 0.9%
1,500,000		Chile Government International Bond, 3.860%, 06/21/47	1,544,250	0.9

		Colombia: 2.9%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	391,750	0.2
1,750,000		Colombia Government International Bond, 5.000%, 06/15/45	1,855,000	1.1
500,000		Colombia Government International Bond, 6.125%, 01/18/41	605,000	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,898,175	1.2
			4,749,925	2.9

		Costa Rica: 1.0%
1,100,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/23	1,075,250	0.7
600,000	(1)	Costa Rica Government International Bond, 5.625%, 04/30/43	532,314	0.3
			1,607,564	1.0

		Croatia: 1.7%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/23	2,236,872	1.4
500,000	(1)	Croatia Government International Bond, 5.500%, 04/04/23	552,314	0.3
			2,789,186	1.7

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Dominican Republic: 3.0%
	1,500,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/25	$1,591,875	1.0
	750,000		Dominican Republic International Bond, 5.875%, 04/18/24	809,243	0.5
	750,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/24	842,812	0.5
	1,500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/26	1,714,140	1.0
				4,958,070	3.0

			Ecuador: 1.4%
	1,000,000		Ecuador Government International Bond, 10.750%, 03/28/22	1,171,250	0.7
	1,000,000		Republic of Ecuador, 8.875%, 10/23/27	1,103,750	0.7
				2,275,000	1.4

			Egypt: 2.3%
	750,000	(1)	Egypt Government International Bond, 5.875%, 06/11/25	758,616	0.5
	1,000,000		Egypt Government International Bond, 6.125%, 01/31/22	1,048,175	0.6
	1,000,000		Egypt Government International Bond, 7.500%, 01/31/27	1,107,394	0.7
	700,000		Egypt Government International Bond, 8.500%, 01/31/47	805,497	0.5
				3,719,682	2.3

			El Salvador: 0.6%
	1,000,000	(1),(2)	El Salvador Government International Bond, 6.375%, 01/18/27	1,021,250	0.6

			Gabon: 0.3%
	500,000	(1)	Gabonese Republic, 6.375%, 12/12/24	509,023	0.3

			Ghana: 0.2%
	300,000	(1),(2)	Ghana Government International Bond, 9.250%, 09/15/22	340,729	0.2

			Honduras: 0.7%
	1,000,000		Honduras Government International Bond, 6.250%, 01/19/27	1,072,100	0.7

			Hungary: 2.6%
EUR	500,000		Hungary Government International Bond, 1.750%, 10/10/27	622,270	0.4
	1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,392,745	0.8
	500,000		Hungary Government International Bond, 7.625%, 03/29/41	785,080	0.5
	1,500,000	(1)	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,534,842	0.9
				4,334,937	2.6

			Indonesia: 4.2%
	1,500,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/25	1,561,005	0.9
	1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,551,647	1.6
	1,000,000		Indonesia Eximbank, 3.875%, 04/06/24	1,021,548	0.6
	1,750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/27	1,809,238	1.1
				6,943,438	4.2

			Ivory Coast: 1.4%
	2,364,250		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,368,950	1.4

			Jamaica: 1.6%
	1,750,000		Jamaica Government International Bond, 6.750%, 04/28/28	1,988,437	1.2
	500,000		Jamaica Government International Bond, 8.000%, 03/15/39	614,730	0.4
				2,603,167	1.6

			Kazakhstan: 2.0%
	750,000	(1)	KazAgro National Management Holding JSC, 4.625%, 05/24/23	762,343	0.4
	2,000,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/45	2,573,040	1.6
				3,335,383	2.0

			Kenya: 0.3%
	500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/24	533,752	0.3

			Lebanon: 2.7%
	2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,409,643	1.5
	2,000,000	(2)	Lebanon Government International Bond, 6.850%, 03/23/27	1,938,132	1.2
				4,347,775	2.7

			Mexico: 1.2%
	1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,049,000	0.6

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Mexico: (continued)
1,000,000		Mexico Government International Bond, 4.350%, 01/15/47	$957,500	0.6
			2,006,500	1.2

		Morocco: 1.1%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,585,140	0.9
250,000	(1)	Morocco Government International Bond, 5.500%, 12/11/42	284,275	0.2
			1,869,415	1.1

		Namibia: 0.6%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,064,988	0.6

		Nigeria: 1.3%
1,500,000		Nigeria Government International Bond, 6.500%, 11/28/27	1,567,923	0.9
550,000		Nigeria Government International Bond, 7.875%, 02/16/32	623,040	0.4
			2,190,963	1.3

		Oman: 0.8%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/27	505,436	0.3
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/47	752,858	0.5
			1,258,294	0.8

		Pakistan: 0.6%
1,000,000		Third Pakistan International Sukuk, 5.500%, 10/13/21	1,012,843	0.6

		Panama: 2.7%
1,000,000		Panama Government International Bond, 3.875%, 03/17/28	1,047,500	0.6
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,066,000	0.7
600,000		Panama Government International Bond, 4.300%, 04/29/53	627,900	0.4
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,670,000	1.0
			4,411,400	2.7

		Paraguay: 0.7%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,158,190	0.7

		Peru: 0.7%
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	1,106,816	0.7

		Philippines: 1.5%
750,000		Philippine Government International Bond, 6.375%, 01/15/32	979,244	0.6
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,427,540	0.9
			2,406,784	1.5

		Poland: 2.2%
750,000		Republic of Poland Government International Bond, 3.000%, 03/17/23	763,779	0.5
1,750,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	1,790,653	1.1
1,000,000		Republic of Poland Government International Bond, 5.125%, 04/21/21	1,083,640	0.6
			3,638,072	2.2

		Romania: 1.2%
500,000	(1)	Romanian Government International Bond, 4.375%, 08/22/23	536,375	0.3
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,502,505	0.9
			2,038,880	1.2

		Russia: 2.6%
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	2,123,758	1.3
2,000,000	(1)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,167,870	1.3
			4,291,628	2.6

		Senegal: 0.5%
800,000		Senegal Government International Bond, 6.250%, 05/23/33	846,765	0.5

		South Africa: 0.6%
1,000,000		South Africa Government International Bond, 4.300%, 10/12/28	967,061	0.6

		Sri Lanka: 1.9%
500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/22	528,085	0.3
400,000	(1)	Sri Lanka Government International Bond, 6.200%, 05/11/27	423,088	0.3

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Sri Lanka: (continued)
2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/26	$2,205,632	1.3
			3,156,805	1.9

		Tanzania: 0.2%
277,780		Tanzania Government International Bond, 7.452%, (US0003M + 6.000%), 03/09/20	292,016	0.2

		Turkey: 3.6%
750,000	(1)	Export Credit Bank of Turkey, 4.250%, 09/18/22	731,909	0.4
1,500,000		Turkey Government International Bond, 4.875%, 10/09/26	1,482,987	0.9
750,000		Turkey Government International Bond, 5.750%, 05/11/47	732,542	0.5
2,500,000		Turkey Government International Bond, 7.375%, 02/05/25	2,885,050	1.8
			5,832,488	3.6

		Ukraine: 2.7%
700,000	(1)	Ukraine Government International Bond, 4.790%, 05/31/40	387,685	0.3
1,025,000		Ukraine Government International Bond, 7.375%, 09/25/32	1,008,344	0.6
441,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/20	468,280	0.3
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/21	369,080	0.3
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/22	368,773	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/23	368,161	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/24	364,996	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/25	361,780	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/26	358,096	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/27	358,161	0.2
			4,413,356	2.7

		Uruguay: 2.1%
1,750,000		Uruguay Government International Bond, 4.375%, 10/27/27	1,879,719	1.2
375,000		Uruguay Government International Bond, 4.500%, 08/14/24	407,625	0.3
500,000		Uruguay Government International Bond, 7.625%, 03/21/36	715,025	0.4
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	363,150	0.2
			3,365,519	2.1

		Venezuela: 0.2%
1,250,000		Venezuela Government International Bond, 9.250%, 09/15/27	275,000	0.2

		Vietnam: 0.8%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,296,347	0.8

		Zambia: 0.9%
750,000	(1)	Zambia Government International Bond, 8.500%, 04/14/24	830,839	0.5
500,000	(1)	Zambia Government International Bond, 8.970%, 07/30/27	563,591	0.4
			1,394,430	0.9

	Total Foreign Government Bonds
	(Cost $108,556,617)		114,265,324	69.7

	Total Long-Term Investments
	(Cost $150,932,511)		157,377,413	96.0

SHORT-TERM INVESTMENTS: 6.7%
		Commercial Paper: 2.2%
1,202,000		Berkshire Hathaway, 2.170%, 01/08/18	1,201,434	0.7
1,374,000		Enterprise, 1.940%, 01/22/18	1,372,412	0.8
466,000		Potash, 1.920%, 01/26/18	465,368	0.3
618,000		Vodaphone, 2.410%, 01/05/18	617,798	0.4
			3,657,012	2.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4): 4.4%
1,697,635	Cantor Fitzgerald, Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $1,697,897, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,731,588, due 01/31/18-06/20/63)	$1,697,635	1.1
1,697,635	Daiwa Capital Markets, Repurchase Agreement dated 12/29/17, 1.43%, due 01/02/18 (Repurchase Amount $1,697,901, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,731,588, due 01/11/18-12/01/51)	1,697,635	1.0
1,697,635	HSBC Securities USA, Repurchase Agreement dated 12/29/17, 1.38%, due 01/02/18 (Repurchase Amount $1,697,892, collateralized by various U.S. Government Securities, 0.000%-0.375%, Market Value plus accrued interest $1,731,602, due 05/15/18-08/15/46)	1,697,635	1.1
357,081	JPMorgan Chase & Co., Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $357,136, collateralized by various U.S. Government Securities, 1.375%-2.125%, Market Value plus accrued interest $364,223, due 08/31/18-03/31/24)	357,081	0.2
1,697,635	Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $1,697,897, collateralized by various U.S. Government Agency Obligations, 1.982%-10.500%, Market Value plus accrued interest $1,731,588, due 01/15/18-08/01/48)	1,697,635	1.0
		7,147,621	4.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
212,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.170%
	(Cost $212,000)	212,000	0.1

	Total Short-Term Investments (Cost $11,017,280)	11,016,633	6.7

	Total Investments in Securities (Cost $161,949,791)	$168,394,046	102.7
	Liabilities in Excess of Other Assets	(4,375,537)	(2.7)
	Net Assets	$164,018,509	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2017.

EUR	EU Euro

Reference Rate Abbreviations:
US0003M	3-month LIBOR

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	69.7%
Energy	12.6
Financial	4.6
Utilities	3.3
Industrial	2.8
Basic Materials	2.1
Consumer, Cyclical	0.9
U.S. Treasury Obligations	0.0
Short-Term Investments	6.7%
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$43,094,494	$–	$43,094,494
U.S. Treasury Obligations	–	17,595	–	17,595
Foreign Government Bonds	–	114,265,324	–	114,265,324
Short-Term Investments	212,000	10,804,633	–	11,016,633
Total Investments, at fair value	$212,000	$168,182,046	$–	$168,394,046
Other Financial Instruments+
Futures	68,868	–	–	68,868
Total Assets	$280,868	$168,182,046	$–	$168,462,914
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(11,803)	$–	$(11,803)
Futures	(37,819)	–	–	(37,819)
Total Liabilities	$(37,819)	$(11,803)	$–	$(49,622)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2017, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 602,221	EUR 511,428	Goldman Sachs International	01/12/18	$(11,803)
				$(11,803)

At December 31, 2017, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	62	03/29/18	$13,274,781	$(30,137)
U.S. Treasury 5-Year Note	14	03/29/18	1,626,297	(7,682)
U.S. Treasury Ultra Long Bond	13	03/20/18	2,179,531	9,621
			$17,080,609	$(28,198)
Short Contracts
U.S. Treasury 10-Year Note	(19)	03/20/18	(2,356,891)	12,307
U.S. Treasury Long Bond	(28)	03/20/18	(4,284,000)	6,946
U.S. Treasury Ultra 10-Year Note	(65)	03/20/18	(8,681,562)	39,994
			$(15,322,453)	$59,247

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$68,868
Total Asset Derivatives		$68,868

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$11,803
Interest rate contracts	Futures contracts	37,819
Total Liability Derivatives		$49,622

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2017:

Goldman Sachs International

Liabilities:
Forward foreign currency contracts	$11,803
Total Liabilities	$11,803

Net OTC derivative instruments by counterparty, at fair value	$(11,803)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(11,803)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At December 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $162,030,810.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$9,136,089
Gross Unrealized Depreciation	(2,753,565)

Net Unrealized Appreciation	$6,382,524

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.6%
		United States: 0.6%
MXN	11,000,000	General Electric Co., 8.500%, 04/06/18	$559,770	0.6

		Total Corporate Bonds/Notes
		(Cost $760,563)	559,770	0.6

FOREIGN GOVERNMENT BONDS: 85.7%
		Argentina: 1.1%
ARS	9,200,000	Republic of Argentina, 18.200%, 10/03/21	503,841	0.5
ARS	7,500,000	Republic of Argentina, 21.200%, 09/19/18	390,743	0.4
ARS	2,936,000	(1) Argentine Bonos del Tesoro, 21.200%, 09/19/18	163,352	0.2
			1,057,936	1.1

		Brazil: 8.3%
BRL	12,876,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	3,998,078	4.0
BRL	6,769,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2,065,517	2.1
BRL	7,446,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	2,241,975	2.2
			8,305,570	8.3

		Chile: 1.7%
CLP	320,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	528,749	0.5
CLP	500,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	826,170	0.8
CLP	210,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/35	346,889	0.4
			1,701,808	1.7

		Colombia: 7.6%
COP	11,700,000,000	Colombian TES, 7.000%, 05/04/22	4,126,080	4.1
COP	4,332,000,000	Colombian TES, 7.500%, 08/26/26	1,553,464	1.6
COP	4,971,000,000	Colombian TES, 11.000%, 07/24/20	1,897,931	1.9
			7,577,475	7.6

		Czech Republic: 2.9%
CZK	27,700,000	Czech Republic Government Bond, 2.400%, 09/17/25	1,399,316	1.4
CZK	30,660,000	Czech Republic Government Bond, 2.500%, 08/25/28	1,554,317	1.5
			2,953,633	2.9

		Hungary: 4.9%
HUF	478,930,000	Hungary Government Bond, 5.500%, 06/24/25	2,339,468	2.3
HUF	260,060,000	Hungary Government Bond, 6.000%, 11/24/23	1,273,700	1.3
HUF	273,000,000	Hungary Government Bond, 7.000%, 06/24/22	1,331,120	1.3
			4,944,288	4.9

		Indonesia: 11.3%
IDR	17,300,000,000	Indonesia Treasury Bond, 7.000%, 05/15/22	1,329,935	1.3
IDR	19,462,000,000	Indonesia Treasury Bond, 7.000%, 05/15/27	1,507,615	1.5
IDR	12,700,000,000	Indonesia Treasury Bond, 7.500%, 08/15/32	992,490	1.0
IDR	13,970,000,000	Indonesia Treasury Bond, 8.250%, 07/15/21	1,109,466	1.1
IDR	15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/32	1,230,940	1.2
IDR	17,087,000,000	Indonesia Treasury Bond, 8.375%, 03/15/24	1,402,741	1.4
IDR	18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/34	1,493,871	1.5
IDR	16,000,000,000	Indonesia Treasury Bond, 9.000%, 03/15/29	1,394,838	1.4
IDR	9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/25	896,271	0.9
			11,358,167	11.3

		Malaysia: 4.4%
MYR	4,668,000	Malaysia Government Bond, 3.480%, 03/15/23	1,136,145	1.2
MYR	11,149,000	Malaysia Government Bond, 3.955%, 09/15/25	2,738,351	2.7
MYR	2,000,000	Malaysia Government Bond, 4.181%, 07/15/24	500,865	0.5
			4,375,361	4.4

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Mexico: 4.9%
MXN	12,051,000		Mexican Bonos, 6.500%, 06/10/21	$592,575	0.6
MXN	28,549,000		Mexican Bonos, 7.750%, 05/29/31	1,454,202	1.5
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,036,847	1.0
MXN	31,118,400		Mexican Bonos, 10.000%, 12/05/24	1,785,488	1.8
				4,869,112	4.9

			Peru: 2.6%
PEN	1,516,000	(2)	Peru Government Bond, 6.150%, 08/12/32	499,684	0.5
PEN	1,502,000		Peru Government Bond, 6.900%, 08/12/37	522,107	0.5
PEN	4,650,000		Peruvian Government International Bond, 6.350%, 08/12/28	1,572,652	1.6
				2,594,443	2.6

			Philippines: 0.5%
PHP	26,000,000		Philippine Government International Bond, 3.900%, 11/26/22	516,068	0.5

			Poland: 4.6%
PLN	5,111,000		Republic of Poland Government Bond, 2.500%, 07/25/26	1,391,266	1.4
PLN	4,625,000		Republic of Poland Government Bond, 3.250%, 07/25/25	1,340,818	1.3
PLN	6,200,000		Republic of Poland Government Bond, 4.000%, 10/25/23	1,899,657	1.9
				4,631,741	4.6

			Romania: 0.7%
RON	2,560,000		Romania Government Bond, 5.850%, 04/26/23	717,125	0.7

			Russia: 9.5%
RUB	96,100,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	1,668,346	1.7
RUB	202,632,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	3,516,390	3.5
RUB	19,000,000		Russian Federal Bond - OFZ, 7.600%, 07/20/22	339,280	0.4
RUB	102,964,000		Russian Federal Bond - OFZ, 7.750%, 09/16/26	1,837,003	1.8
RUB	115,420,000		Russian Federal Bond - OFZ, 8.150%, 02/03/27	2,109,808	2.1
				9,470,827	9.5
			South Africa: 5.5%
ZAR	15,303,122		Republic of South Africa Government Bond, 6.250%, 03/31/36	892,128	0.9
ZAR	17,980,000		Republic of South Africa Government Bond, 8.000%, 01/31/30	1,331,443	1.3
ZAR	18,639,000		Republic of South Africa Government Bond, 8.500%, 01/31/37	1,357,635	1.4
ZAR	16,235,000		Republic of South Africa Government Bond, 9.000%, 01/31/40	1,223,465	1.2
ZAR	7,793,000		Republic of South Africa Government Bond, 10.500%, 12/21/26	704,125	0.7
				5,508,796	5.5

			Supranational: 3.5%
ZAR	6,900,000		European Investment Bank, 8.125%, 12/21/26	554,314	0.6
ZAR	3,750,000		European Investment Bank, 8.375%, 07/29/22	310,669	0.3
ZAR	6,190,000		European Investment Bank, 8.500%, 09/17/24	510,804	0.5
TRY	2,000,000		European Investment Bank, 9.125%, 10/07/20	494,690	0.5
ZAR	12,460,000		European Investment Bank, 9.000%, 03/31/21	1,047,577	1.0
ZAR	7,500,000		Nordic Investment Bank, 7.000%, 09/25/18	604,322	0.6
				3,522,376	3.5

			Thailand: 4.3%
THB	41,440,000		Thailand Government Bond, 2.125%, 12/17/26	1,252,252	1.3
THB	4,125,000		Thailand Government Bond, 3.625%, 06/16/23	137,701	0.1
THB	35,755,000		Thailand Government Bond, 3.850%, 12/12/25	1,226,312	1.2
THB	45,590,000		Thailand Government Bond, 4.875%, 06/22/29	1,719,210	1.7
				4,335,475	4.3

			Turkey: 6.3%
TRY	1,467,000		Turkey Government Bond, 7.100%, 03/08/23	319,253	0.3
TRY	4,665,000		Turkey Government Bond, 8.000%, 03/12/25	1,000,258	1.0

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Turkey: (continued)
TRY	3,831,000	Turkey Government Bond, 8.500%, 07/10/19	$952,065	1.0
TRY	1,445,000	Turkey Government Bond, 8.800%, 09/27/23	335,852	0.3
TRY	1,082,000	Turkey Government Bond, 9.200%, 09/22/21	260,259	0.3
TRY	10,000,000	Turkey Government Bond, 9.500%, 01/12/22	2,419,206	2.4
TRY	2,020,000	Turkey Government Bond, 10.500%, 01/15/20	511,062	0.5
TRY	1,987,000	Turkey Government Bond, 10.600%, 02/11/26	488,166	0.5
			6,286,121	6.3

		Uruguay: 1.1%
UYU	30,000,000	Uruguay Government International Bond, 9.875%, 06/20/22	1,097,746	1.1

		Total Foreign Government Bonds
		(Cost $88,626,220)	85,824,068	85.7

		Total Long-Term Investments
		(Cost $89,386,783)	86,383,838	86.3

SHORT-TERM INVESTMENTS: 11.4%
		Commercial Paper: 10.6%
	861,000	American Electric Power, 3.440%, 01/02/18	860,840	0.8
	970,000	Auto Zone, 2.580%, 01/04/18	969,729	1.0
	950,000	Berkshire Hathaway, 2.170%, 01/08/18	949,553	0.9
	918,000	CVS Health, 3.440%, 01/02/18	917,830	0.9
	950,000	Dominion Res, 1.980%, 01/16/18	949,184	0.9
	968,000	Enterprise, 2.120%, 01/09/18	967,499	1.0
	970,000	Hewlett Pack, 2.440%, 01/03/18	969,808	1.0
	433,000	HP, 1.600%, 03/26/18	431,402	0.4
	483,000	HP, 1.620%, 01/26/18	482,446	0.5
	389,000	Marriott, 1.930%, 01/23/18	388,531	0.4
	470,000	Potash, 1.920%, 01/26/18	469,362	0.5
	310,000	Thomson, 1.920%, 02/12/18	309,306	0.3
	1,998,000	Vodaphone, 2.410%, 01/05/18	1,997,347	2.0
			10,662,837	10.6

		Securities Lending Collateral(3): 0.6%
	551,372	Mizuho Securities USA LLC, Repurchase Agreement dated 12/29/17, 1.38%, due 01/02/18 (Repurchase Amount $551,455, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $562,400, due 07/19/18-09/30/24)
		(Cost $551,372)	551,372	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
	249,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.170%
		(Cost $249,000)	249,000	0.2

		Total Short-Term Investments
		(Cost $11,464,692)	11,463,209	11.4

		Total Investments in Securities (Cost $100,851,475)	$97,847,047	97.7
		Assets in Excess of Other Liabilities	2,315,910	2.3
		Net Assets	$100,162,957	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2017.

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	85.7%
Industrial	0.6
Short-Term Investments	11.4
Assets in Excess of Other Liabilities	2.3
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$559,770	$–	$559,770
Foreign Government Bonds	–	85,824,068	–	85,824,068
Short-Term Investments	249,000	11,214,209	–	11,463,209
Total Investments, at fair value	$249,000	$97,598,047	$–	$97,847,047
Other Financial Instruments+
Centrally Cleared Swaps	–	139,334	–	139,334
Forward Foreign Currency Contracts	–	1,287,927	–	1,287,927
Futures	1,572	–	–	1,572
OTC Swaps	–	22,684	–	22,684
Total Assets	$250,572	$99,047,992	$–	$99,298,564
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(207,073)	$–	$(207,073)
Forward Foreign Currency Contracts	–	(1,028,486)	–	(1,028,486)
Futures	(1,803)	–	–	(1,803)
Total Liabilities	$(1,803)	$(1,235,559)	$–	$(1,237,362)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2017, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	16,095,395	USD	4,420,465	Barclays Bank PLC	01/12/18	$203,435
RON	9,051,445	USD	2,329,503	Barclays Bank PLC	01/12/18	(2,089)
HUF	227,206,607	USD	865,528	Barclays Bank PLC	01/12/18	12,337

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	7,536,686	USD	526,000	Barclays Bank PLC	01/12/18	$82,134
USD	134,404	PLN	492,919	Barclays Bank PLC	01/12/18	(7,202)
TRY	246,080	USD	65,237	Barclays Bank PLC	01/12/18	(517)
RUB	63,708,754	USD	1,078,906	Barclays Bank PLC	01/12/18	24,292
CLP	300,005,764	USD	473,352	Barclays Bank PLC	02/09/18	14,092
CLP	175,815,509	USD	277,294	Barclays Bank PLC	02/09/18	8,368
MXN	63,381,181	USD	3,373,780	Barclays Bank PLC	02/09/18	(174,188)
BRL	11,452,456	USD	3,448,704	Barclays Bank PLC	02/09/18	(11,628)
USD	38,805	ARS	722,085	Barclays Bank PLC	02/09/18	863
USD	730,116	MXN	13,882,345	Barclays Bank PLC	02/09/18	29,311
USD	3,373,780	BRL	11,080,202	Barclays Bank PLC	02/09/18	48,423
USD	58,785	COP	177,832,267	Barclays Bank PLC	02/09/18	(583)
MYR	2,590,903	USD	636,351	Barclays Bank PLC	03/09/18	548
MYR	14,673,154	USD	3,594,863	Barclays Bank PLC	03/09/18	12,107
IDR	12,632,790,357	USD	924,599	Barclays Bank PLC	03/09/18	5,200
USD	6,611	KRW	7,227,264	Barclays Bank PLC	03/09/18	(166)
THB	114,315,877	USD	3,507,849	Barclays Bank PLC	03/09/18	5,752
TRY	943,412	USD	237,477	BNP Paribas	01/12/18	10,645
ZAR	1,293,459	USD	105,181	BNP Paribas	01/12/18	(812)
RON	59,848	USD	15,312	Citibank N.A.	01/12/18	77
USD	1,106	PLN	3,903	Citibank N.A.	01/12/18	(16)
USD	66,822	CZK	1,424,612	Citibank N.A.	01/12/18	(121)
USD	491,319	RON	1,905,237	Citibank N.A.	01/12/18	1,422
USD	182,406	RON	724,553	Citibank N.A.	01/12/18	(3,900)
USD	248,000	ZAR	3,392,625	Citibank N.A.	01/12/18	(25,751)
USD	2,405,398	RON	9,486,649	Citibank N.A.	01/12/18	(33,921)
USD	117,570	PLN	416,575	Citibank N.A.	01/12/18	(2,104)
USD	22,963	HUF	6,027,495	Citibank N.A.	01/12/18	(326)
USD	1,019,885	CZK	21,754,461	Citibank N.A.	01/12/18	(2,357)
USD	29,392	RON	114,849	Citibank N.A.	01/12/18	(139)
ZAR	30,100,988	USD	2,206,377	Citibank N.A.	01/12/18	222,466
USD	1,430,484	CZK	30,503,088	Citibank N.A.	01/12/18	(2,856)
ZAR	4,022,256	USD	289,557	Citibank N.A.	01/12/18	34,998
USD	3,371,422	MXN	65,594,231	Citibank N.A.	02/09/18	60,111
BRL	2,788,531	USD	839,135	Citibank N.A.	02/09/18	(2,250)
COP	60,249,227	USD	19,962	Citibank N.A.	02/09/18	151
RUB	4,289,849	USD	72,927	Credit Suisse International	01/12/18	1,357
CZK	11,470,154	USD	530,440	Goldman Sachs International	01/12/18	8,543
CZK	10,412,533	USD	482,646	Goldman Sachs International	01/12/18	6,639
HUF	15,603,600	USD	58,948	Goldman Sachs International	01/12/18	1,341
USD	1,248,672	ZAR	16,860,649	Goldman Sachs International	01/12/18	(111,811)
USD	1,036,556	HUF	268,743,671	Goldman Sachs International	01/12/18	(1,797)
USD	1,213,405	RUB	70,380,579	Goldman Sachs International	01/12/18	(5,324)
USD	20,975	CZK	455,461	Goldman Sachs International	01/12/18	(427)
USD	1,134,760	RUB	67,901,766	Goldman Sachs International	01/12/18	(41,046)
USD	726,234	PLN	2,611,880	Goldman Sachs International	01/12/18	(24,109)
ZAR	6,123,745	USD	445,188	Goldman Sachs International	01/12/18	48,936
USD	3,895,452	EUR	3,308,160	Goldman Sachs International	01/12/18	(76,344)
USD	1,941,707	COP	5,901,450,141	Goldman Sachs International	02/09/18	(28,445)
CLP	32,559,430	USD	50,541	Goldman Sachs International	02/09/18	2,361
USD	197,223	PHP	10,034,331	Goldman Sachs International	03/09/18	(3,359)
USD	545,000	TRY	2,152,660	HSBC Bank USA N.A.	01/12/18	(21,161)
HUF	128,017,047	USD	491,319	HSBC Bank USA N.A.	01/12/18	3,304
HUF	271,109,008	USD	1,017,838	HSBC Bank USA N.A.	01/12/18	29,654
CZK	20,995,602	USD	960,938	HSBC Bank USA N.A.	01/12/18	25,645
TRY	1,889,256	USD	505,977	HSBC Bank USA N.A.	01/12/18	(9,093)
USD	221,982	TRY	838,872	HSBC Bank USA N.A.	01/12/18	1,354
MXN	41,490,115	USD	2,177,089	HSBC Bank USA N.A.	02/09/18	(82,596)
MXN	2,777	USD	142	HSBC Bank USA N.A.	02/09/18	(2)
MXN	56,965,649	USD	2,932,012	HSBC Bank USA N.A.	02/09/18	(56,287)
MXN	926,195	USD	48,988	HSBC Bank USA N.A.	02/09/18	(2,232)
MXN	14,517,564	USD	730,253	HSBC Bank USA N.A.	02/09/18	2,619
PEN	691,212	USD	213,242	HSBC Bank USA N.A.	02/09/18	(443)
USD	727,483	MXN	13,914,249	HSBC Bank USA N.A.	02/09/18	25,067
MXN	4,397,172	USD	226,978	HSBC Bank USA N.A.	02/09/18	(5,001)
USD	730,116	MXN	13,938,892	HSBC Bank USA N.A.	02/09/18	26,456
PLN	10,415,904	USD	2,898,070	JPMorgan Chase Bank N.A.	01/12/18	94,221

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
TRY	1,243,253	USD	317,110	JPMorgan Chase Bank N.A.	01/12/18	$9,872
CZK	33,293,626	USD	1,540,479	JPMorgan Chase Bank N.A.	01/12/18	23,989
USD	824,398	RUB	48,433,385	JPMorgan Chase Bank N.A.	01/12/18	(14,288)
RUB	119,164,955	USD	1,980,348	JPMorgan Chase Bank N.A.	01/12/18	83,145
USD	58,785	HUF	15,483,807	JPMorgan Chase Bank N.A.	01/12/18	(1,040)
USD	492,672	HUF	130,311,439	JPMorgan Chase Bank N.A.	01/12/18	(10,816)
USD	730,116	ZAR	9,939,759	JPMorgan Chase Bank N.A.	01/12/18	(71,921)
USD	727,483	ZAR	9,965,452	JPMorgan Chase Bank N.A.	01/12/18	(76,627)
USD	141,258	PEN	459,795	JPMorgan Chase Bank N.A.	02/09/18	(296)
USD	1,079,210	COP	3,270,006,083	JPMorgan Chase Bank N.A.	02/09/18	(12,455)
CZK	80,152,999	USD	3,670,959	Morgan Stanley	01/12/18	95,430
PLN	1,001,610	USD	282,914	Morgan Stanley	01/12/18	4,830
ZAR	451,519	USD	31,716	Morgan Stanley	01/12/18	4,717
USD	730,116	ZAR	9,953,464	Morgan Stanley	01/12/18	(73,027)
ZAR	1,230	USD	89	Morgan Stanley	01/12/18	10
BRL	547,559	USD	166,558	Morgan Stanley	02/09/18	(2,226)
PLN	977,589	USD	269,148	Standard Chartered Bank	01/12/18	11,695
USD	1,268,732	HUF	334,940,494	Standard Chartered Bank	01/12/18	(25,387)
THB	2,320,947	USD	71,326	Standard Chartered Bank	03/09/18	10
						$259,441

At December 31, 2017, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	1	03/29/18	$116,164	$(549)
U.S. Treasury Ultra 10-Year Note	2	03/20/18	267,125	(1,254)
			$383,289	$(1,803)
Short Contracts
U.S. Treasury 10-Year Note	(2)	03/20/18	(248,094)	1,324
U.S. Treasury Long Bond	(1)	03/20/18	(153,000)	248
			$(401,094)	$1,572

At December 31, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	28-day MXN TIEE-BANXICO	Monthly	7.020%	Monthly	08/01/19	MXN	75,000,000	$(59,733)	$(62,087)
Pay	28-day MXN TIIE-BANXICO	Monthly	7.235	Monthly	03/22/22	MXN	57,000,000	(65,750)	(63,842)
Pay	28-day MXN TIIE-BANXICO	Monthly	7.125	Monthly	06/14/27	MXN	14,000,000	(40,593)	(41,534)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.540	Annual	03/21/22	PLN	12,700,000	20,911	17,600
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660	Annual	06/27/27	PLN	2,200,000	(12,962)	(12,127)
Pay	3-month ZAR-JIBAR	Quarterly	7.430	Quarterly	01/20/19	ZAR	50,000,000	21,031	23,407
Receive	6-month CZK-PRIBOR-PRBO	Semi-Annual	0.790	Annual	08/03/19	CZK	109,500,000	33,656	32,709
Receive	28-day MXN TIIE-BANXICO	Quarterly	6.880	Quarterly	07/28/22	MXN	33,000,000	63,789	65,618
Receive	3-month ZAR-JIBAR	Quarterly	8.170	Quarterly	01/20/27	ZAR	13,000,000	(22,829)	(27,483)
								$(62,480)	$(67,739)

At December 31, 2017, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR	7,500,000	$22,684	$–	$22,684
									$22,684	$–	$22,684

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Currency Abbreviations
ARS	-	Argentine Peso
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,287,927
Interest rate contracts	Futures contracts	1,572
Interest rate contracts	Interest rate swaps*	139,334
Interest rate contracts	OTC Interest rate swaps	22,684
Total Asset Derivatives		$1,451,517

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,028,486
Interest rate contracts	Futures contracts	1,803
Interest rate contracts	Interest rate swaps*	207,073
Total Liability Derivatives		$1,237,362

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2017:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Standard Chartered Bank	Totals
Assets:
Forward foreign currency contracts	$-	$446,862	$10,645	$319,225	$1,357	$67,820	$114,099	$211,227	$104,987	$11,705	$1,287,927
OTC Interest rate swaps	-	22,684	-	-	-	-	-	-	-	-	22,684
Total Assets	$-	$469,546	$10,645	$319,225	$1,357	$67,820	$114,099	$211,227	$104,987	$11,705	$1,310,611

Liabilities:
Forward foreign currency contracts	$-	$196,373	$812	$73,741	$-	$292,662	$176,815	$187,443	$75,253	$25,387	$1,028,486
Total Liabilities	$-	$196,373	$812	$73,741	$-	$292,662	$176,815	$187,443	$75,253	$25,387	$1,028,486

Net OTC derivative instruments by counterparty, at fair value	$-	$273,173	$9,833	$245,484	$1,357	$(224,842)	$(62,716)	$23,784	$29,734	$(13,682)	282,125

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$(245,484)	$-	$-	$-	$-	$-	$-	$(245,484)

Net Exposure(1)(2)	$-	$273,173	$9,833	$-	$1,357	$(224,842)	$(62,716)	$23,784	$29,734	$(13,682)	$36,641

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At December 31, 2017, the Fund received $271,000 in cash collateral from Citibank N.A. Excess cash collateral is not shown for financial reporting purposes.

At December 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $101,121,729.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$4,368,450
Gross Unrealized Depreciation	(7,337,490)

Net Unrealized Depreciation	$(2,969,040)

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.1%
		Basic Materials: 2.5%
500,000	(1)	Anglo American Capital PLC, 3.750%, 04/10/22	$508,579	0.4
800,000	(1)	Anglo American Capital PLC, 4.750%, 04/10/27	838,322	0.6
400,000	(1)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	434,200	0.3
600,000	(1)	Braskem Netherlands Finance BV, 3.500%, 01/10/23	590,700	0.4
500,000	(1)	Corp Nacional del Cobre de Chile, 3.625%, 08/01/27	501,885	0.3
622,000		RPM International, Inc., 3.750%, 03/15/27	630,408	0.4
209,000		RPM International, Inc., 4.250%, 01/15/48	208,463	0.1
			3,712,557	2.5

		Communications: 11.2%
300,000		21st Century Fox America, Inc., 4.750%, 11/15/46	348,384	0.2
240,000		21st Century Fox America, Inc., 6.550%, 03/15/33	316,088	0.2
570,000		Alibaba Group Holding Ltd, 3.400%, 12/06/27	570,396	0.4
550,000		Alibaba Group Holding Ltd, 4.200%, 12/06/47	573,576	0.4
287,000	(1)	Amazon.com, Inc., 3.875%, 08/22/37	305,344	0.2
237,000	(1)	Amazon.com, Inc., 4.250%, 08/22/57	259,541	0.2
54,000		AT&T, Inc., 4.125%, 02/17/26	55,313	0.0
85,000		AT&T, Inc., 4.550%, 03/09/49	80,251	0.1
382,000		AT&T, Inc., 4.750%, 05/15/46	374,731	0.3
340,000		AT&T, Inc., 4.800%, 06/15/44	337,259	0.2
913,000		AT&T, Inc., 4.900%, 08/14/37	928,632	0.6
110,000	(1)	AT&T, Inc., 5.150%, 11/15/46	112,751	0.1
959,000		AT&T, Inc., 5.250%, 03/01/37	1,016,636	0.7
740,000		AT&T, Inc., 5.300%, 08/14/58	744,828	0.5
17,000		AT&T, Inc., 5.350%, 09/01/40	17,987	0.0
1,100,000		Baidu, Inc., 2.875%, 07/06/22	1,088,468	0.7
487,000	(1)	CBS Corp., 3.700%, 06/01/28	481,146	0.3
490,000		CBS Corp., 4.000%, 01/15/26	501,484	0.3
434,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	442,322	0.3
243,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	258,693	0.2
401,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	468,791	0.3
220,000		Comcast Corp., 2.350%, 01/15/27	207,956	0.1
387,000		Comcast Corp., 3.400%, 07/15/46	366,779	0.3
545,000		Comcast Corp., 4.250%, 01/15/33	594,662	0.4
230,000	(1)	Cox Communications, Inc., 4.600%, 08/15/47	232,860	0.2
380,000		Discovery Communications LLC, 3.950%, 03/20/28	378,641	0.3
270,000		Discovery Communications LLC, 5.000%, 09/20/37	280,420	0.2
421,000		Omnicom Group, Inc., 3.600%, 04/15/26	426,547	0.3
105,000		Telecom Italia Capital SA, 6.000%, 09/30/34	118,387	0.1
187,000		Telecom Italia Capital SA, 6.375%, 11/15/33	218,322	0.2
20,000		Telecom Italia Capital SA, 7.200%, 07/18/36	24,950	0.0
250,000		Telefonica Emisiones SAU, 4.103%, 03/08/27	258,745	0.2
255,000		Telefonica Emisiones SAU, 5.213%, 03/08/47	290,278	0.2
122,000		Time Warner, Inc., 3.600%, 07/15/25	122,439	0.1
382,000		Time Warner, Inc., 3.800%, 02/15/27	382,262	0.3
508,000		Time Warner, Inc., 3.875%, 01/15/26	513,575	0.4
526,000		Verizon Communications, Inc., 4.500%, 08/10/33	552,893	0.4
188,000		Verizon Communications, Inc., 4.522%, 09/15/48	185,705	0.1
424,000		Verizon Communications, Inc., 4.812%, 03/15/39	444,750	0.3
63,000		Verizon Communications, Inc., 4.862%, 08/21/46	65,822	0.0
173,000		Verizon Communications, Inc., 5.012%, 08/21/54	177,375	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
447,000		Verizon Communications, Inc., 5.250%, 03/16/37	$492,744	0.3
71,000		Viacom, Inc., 4.375%, 03/15/43	61,635	0.0
786,000	(2)	Viacom, Inc., 5.875%, 02/28/57	773,934	0.5
			16,454,302	11.2

		Consumer, Cyclical: 6.0%
88,539		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 04/01/24	90,577	0.1
347,332		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/29	354,747	0.2
177,771		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	187,877	0.1
185,000		American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/27	185,352	0.1
290,000		American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/26	304,558	0.2
54,391		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/21	57,062	0.0
258,000		CVS Health Corp., 3.875%, 07/20/25	266,065	0.2
317,000		CVS Health Corp., 5.125%, 07/20/45	364,402	0.3
386,150		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	399,260	0.3
322,000		Ford Motor Co., 4.346%, 12/08/26	336,229	0.2
383,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	383,378	0.3
455,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	452,878	0.3
300,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	304,391	0.2
300,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/22	314,872	0.2
182,000		General Motors Co., 5.150%, 04/01/38	194,515	0.1
188,000		General Motors Co., 6.750%, 04/01/46	237,353	0.2
260,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	270,833	0.2
364,000		Nordstrom, Inc., 5.000%, 01/15/44	351,894	0.2
370,000		O'Reilly Automotive, Inc., 3.600%, 09/01/27	371,989	0.3
938,000		Southwest Airlines Co., 3.450%, 11/16/27	934,853	0.6
424,283		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/23	445,497	0.3
137,896		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	142,060	0.1
562,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	562,422	0.4
455,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	448,403	0.3
282,882		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	300,972	0.2
212,454		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	231,065	0.2
232,431		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	245,187	0.2
			8,738,691	6.0

		Consumer, Non-cyclical: 13.4%
247,000		Abbott Laboratories, 3.875%, 09/15/25	255,829	0.2
341,000		Abbott Laboratories, 4.900%, 11/30/46	392,186	0.3
677,000		AbbVie, Inc., 2.500%, 05/14/20	679,420	0.5
250,000		AbbVie, Inc., 3.200%, 05/14/26	249,649	0.2
367,000		AbbVie, Inc., 3.600%, 05/14/25	377,807	0.3
284,000		Aetna, Inc., 2.800%, 06/15/23	279,815	0.2
100,000		Aetna, Inc., 4.500%, 05/15/42	107,409	0.1
753,000		AmerisourceBergen Corp., 4.300%, 12/15/47	758,138	0.5
580,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	599,414	0.4
1,074,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,248,628	0.9
162,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	177,071	0.1
111,000		Anthem, Inc., 4.375%, 12/01/47	118,331	0.1
273,000		Anthem, Inc., 5.100%, 01/15/44	319,573	0.2
550,000	(1)	BAT Capital Corp., 2.297%, 08/14/20	547,282	0.4
524,000	(1)	BAT Capital Corp., 4.390%, 08/15/37	549,588	0.4
530,000		Becton Dickinson and Co., 3.363%, 06/06/24	532,112	0.4
338,000		Becton Dickinson and Co., 4.669%, 06/06/47	367,119	0.2
299,000		Cardinal Health, Inc., 4.900%, 09/15/45	322,344	0.2
485,000		Celgene Corp., 3.450%, 11/15/27	485,498	0.3
183,000		Celgene Corp., 5.000%, 08/15/45	208,259	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
750,000		Constellation Brands, Inc., 2.650%, 11/07/22	$742,759	0.5
406,000		Gilead Sciences, Inc., 4.750%, 03/01/46	470,356	0.3
480,000		HCA, Inc., 5.500%, 06/15/47	480,000	0.3
698,000		JM Smucker Co/The, 3.375%, 12/15/27	700,183	0.5
136,000		JM Smucker Co, 4.375%, 03/15/45	144,656	0.1
500,000		Johnson & Johnson, 2.900%, 01/15/28	501,223	0.3
572,000		Johnson & Johnson, 3.400%, 01/15/38	586,668	0.4
312,000		Johnson & Johnson, 3.500%, 01/15/48	319,727	0.2
240,000		Kraft Heinz Foods Co., 5.000%, 07/15/35	262,621	0.2
407,000		Kroger Co., 3.875%, 10/15/46	373,817	0.3
267,000		Kroger Co/The, 3.700%, 08/01/27	270,813	0.2
150,000		Kroger Co/The, 5.150%, 08/01/43	162,675	0.1
530,000		Kroger Co, 2.600%, 02/01/21	530,888	0.4
700,000		Molson Coors Brewing Co., 3.000%, 07/15/26	686,236	0.5
800,000		PepsiCo, Inc., 3.000%, 10/15/27	797,937	0.5
960,000		Philip Morris International, Inc., 2.500%, 11/02/22	951,971	0.6
511,000		Reynolds American, Inc., 4.450%, 06/12/25	545,568	0.4
1,235,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	1,216,505	0.8
421,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	348,144	0.2
213,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	214,535	0.1
338,000		Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	404,969	0.3
315,000		Anthem, Inc., 4.625%, 05/15/42	344,197	0.2
			19,631,920	13.4

		Energy: 8.1%
909,000	(2)	Anadarko Petroleum Corp., 5.550%, 03/15/26	1,021,299	0.7
375,000		Andeavor Logistics L.P., 6.875%, 12/31/99	381,403	0.3
215,000		Andeavor, 3.800%, 04/01/28	215,893	0.1
140,000		Andeavor, 4.500%, 04/01/48	142,038	0.1
860,000	(1)	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	859,374	0.6
250,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	279,261	0.2
398,000		BP Capital Markets PLC, 2.315%, 02/13/20	399,068	0.3
187,000		BP Capital Markets PLC, 3.119%, 05/04/26	189,158	0.1
79,000		BP Capital Markets PLC, 3.588%, 04/14/27	81,826	0.1
175,000		Cenovus Energy, Inc., 5.250%, 06/15/37	180,654	0.1
164,000		Columbia Pipeline Group, Inc., 5.800%, 06/01/45	205,299	0.1
502,000		Concho Resources, Inc., 4.375%, 01/15/25	523,335	0.4
428,000		Energy Transfer L.P., 5.300%, 04/15/47	426,538	0.3
300,000		Energy Transfer Partners L.P., 6.250%, 12/31/99	291,937	0.2
550,000		EnLink Midstream Partners L.P., 4.850%, 07/15/26	577,165	0.4
580,000		Enterprise Products Operating LLC, 5.250%, 08/16/77	575,650	0.4
576,000		Exxon Mobil Corp., 4.114%, 03/01/46	644,448	0.4
150,000		Hess Corp., 5.600%, 02/15/41	162,173	0.1
319,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	350,096	0.2
236,000		MPLX L.P., 4.000%, 02/15/25	241,127	0.2
291,000		MPLX L.P., 5.200%, 03/01/47	320,312	0.2
280,000		ONEOK, Inc., 4.000%, 07/13/27	284,255	0.2
470,000		ONEOK, Inc., 7.500%, 09/01/23	560,508	0.4
410,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	413,608	0.3
429,000		Shell International Finance BV, 3.250%, 05/11/25	441,204	0.3
333,000		Shell International Finance BV, 4.000%, 05/10/46	355,240	0.2
100,000		Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/27	98,222	0.1
201,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	205,145	0.1
500,000		Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/47	506,282	0.3
677,000		Williams Partners L.P., 3.600%, 03/15/22	693,079	0.5
219,000		Williams Partners L.P., 3.750%, 06/15/27	219,817	0.2
			11,845,414	8.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: 29.8%
536,000		American International Group, Inc., 4.500%, 07/16/44	$579,089	0.4
330,000		American International Group, Inc., 4.700%, 07/10/35	365,823	0.3
344,000		Aon PLC, 4.750%, 05/15/45	383,664	0.3
529,000		Arch Capital Finance LLC, 5.031%, 12/15/46	616,771	0.4
331,000		Ares Capital Corp., 3.500%, 02/10/23	326,423	0.2
600,000		Banco Santander SA, 3.800%, 02/23/28	601,153	0.4
650,000		Bank of America Corp., 3.248%, 10/21/27	645,616	0.4
388,000	(1)	Bank of America Corp., 3.419%, 12/20/28	388,452	0.3
435,000		Bank of America Corp., 3.500%, 04/19/26	445,107	0.3
319,000		Bank of America Corp., 3.593%, 07/21/28	324,544	0.2
1,110,000		Bank of America Corp., 4.183%, 11/25/27	1,160,971	0.8
396,000		Bank of America Corp., 4.250%, 10/22/26	417,666	0.3
200,000	(1)	Barclays Bank PLC, 10.179%, 06/12/21	243,929	0.2
575,000		Barclays PLC, 4.337%, 01/10/28	596,050	0.4
437,000		Barclays PLC, 4.836%, 05/09/28	455,234	0.3
570,000		BB&T Corp., 2.850%, 10/26/24	566,234	0.4
352,000	(1)	Blackstone Holdings Finance Co. LLC, 4.000%, 10/02/47	351,174	0.2
727,000	(1)	BPCE SA, 5.150%, 07/21/24	789,229	0.5
310,000	(2)	CBL & Associates L.P., 5.950%, 12/15/26	288,801	0.2
753,000		Charles Schwab Corp./The, 3.200%, 01/25/28	754,897	0.5
238,000		Charles Schwab Corp./The, 5.000%, 12/31/99	239,202	0.2
400,000		Citigroup, Inc., 2.650%, 10/26/20	401,580	0.3
617,000		Citigroup, Inc., 3.200%, 10/21/26	612,707	0.4
901,000		Citigroup, Inc., 3.887%, 01/10/28	933,411	0.6
650,000		Citigroup, Inc., 4.125%, 07/25/28	671,147	0.5
1,000,000	(1)	Commerzbank AG, 8.125%, 09/19/23	1,197,064	0.8
477,000		Compass Bank, 2.875%, 06/29/22	472,445	0.3
430,000		Cooperatieve Rabobank UA, 4.625%, 12/01/23	461,464	0.3
700,000	(1)	Credit Suisse AG, 6.500%, 08/08/23	784,962	0.5
661,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/28	689,742	0.5
690,000	(1)	Farmers Insurance Exchange, 4.747%, 11/01/57	693,657	0.5
300,000		First Tennessee Bank NA, 2.950%, 12/01/19	302,096	0.2
1,040,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	1,035,555	0.7
447,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	484,341	0.3
223,000		Goldman Sachs Capital I, 6.345%, 02/15/34	281,253	0.2
501,000		Goldman Sachs Group, Inc./The, 2.905%, 07/24/23	497,964	0.3
751,000		Goldman Sachs Group, Inc./The, 2.908%, 06/05/23	746,681	0.5
612,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	616,059	0.4
372,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	498,546	0.3
547,000		Government Properties Income Trust, 4.000%, 07/15/22	550,794	0.4
247,000	(1)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	271,769	0.2
680,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	698,700	0.5
299,000		HSBC Holdings PLC, 6.000%, 12/31/99	315,071	0.2
339,000		HSBC Holdings PLC, 6.875%, 12/31/99	366,120	0.3
356,000		JPMorgan Chase & Co., 2.776%, 04/25/23	356,517	0.3
416,000		JPMorgan Chase & Co., 3.625%, 12/01/27	421,210	0.3
716,000		JPMorgan Chase & Co., 3.882%, 07/24/38	740,589	0.5
198,000		JPMorgan Chase & Co., 3.900%, 07/15/25	207,721	0.1
97,000		JPMorgan Chase & Co., 4.032%, 07/24/48	101,327	0.1
548,000		JPMorgan Chase & Co., 4.250%, 10/01/27	583,438	0.4
350,000	(2)	JPMorgan Chase & Co., 4.625%, 12/31/99	343,000	0.2
171,000	(1)	Liberty Mutual Group, Inc., 4.850%, 08/01/44	190,620	0.1
860,000		Life Storage L.P., 3.875%, 12/15/27	858,333	0.6
896,000		Lloyds Banking Group PLC, 3.574%, 11/07/28	889,130	0.6
1,120,000	(1)	Macquarie Group Ltd, 3.763%, 11/28/28	1,116,024	0.8
323,000		Markel Corp., 4.300%, 11/01/47	332,836	0.2
485,000		Morgan Stanley, 3.125%, 07/27/26	478,774	0.3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
460,000		Morgan Stanley, 3.950%, 04/23/27	$467,893	0.3
415,000		Morgan Stanley, 3.971%, 07/22/38	430,871	0.3
382,000		Morgan Stanley, 4.100%, 05/22/23	398,405	0.3
233,000		Morgan Stanley, 4.350%, 09/08/26	244,528	0.2
1,050,000	(1)	Nationwide Building Society, 4.125%, 10/18/32	1,052,147	0.7
110,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/24	107,966	0.1
589,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	614,670	0.4
200,000		Santander UK Group Holdings PLC, 2.875%, 08/05/21	199,750	0.1
550,000		Santander UK Group Holdings PLC, 3.823%, 11/03/28	552,233	0.4
713,000	(1)	Santander UK PLC, 5.000%, 11/07/23	763,625	0.5
362,000		Select Income REIT, 4.150%, 02/01/22	366,350	0.3
800,000		Skandinaviska Enskilda Banken AB, 5.750%, 12/31/49	824,000	0.6
960,000	(1)	Standard Chartered PLC, 3.950%, 01/11/23	969,827	0.7
985,000		SunTrust Banks, Inc., 5.125%, 12/31/99	967,270	0.7
1,000,000		Synovus Financial Corp., 3.125%, 11/01/22	992,950	0.7
236,000		Trinity Acquisition PLC, 6.125%, 08/15/43	298,410	0.2
700,000		UBS AG, 5.125%, 05/15/24	740,292	0.5
436,000		Washington Prime Group L.P., 5.950%, 08/15/24	446,067	0.3
487,000		Wells Fargo & Co., 3.584%, 05/22/28	496,922	0.3
559,000		Wells Fargo & Co., 4.100%, 06/03/26	586,652	0.4
425,000		Wells Fargo & Co., 4.750%, 12/07/46	475,732	0.3
483,000		Westpac Banking Corp./New Zealand, 5.000%, 12/31/99	482,111	0.3
360,000		Willis North America, Inc., 3.600%, 05/15/24	366,406	0.3
			43,587,753	29.8

		Industrial: 4.6%
799,000	(1)	Aviation Capital Group LLC, 3.500%, 11/01/27	784,440	0.5
351,000		Corning, Inc., 4.375%, 11/15/57	349,710	0.2
350,000		Martin Marietta Materials, Inc., 4.250%, 12/15/47	347,446	0.2
537,000		Masco Corp., 4.500%, 05/15/47	548,122	0.4
650,000		Packaging Corp. of America, 2.450%, 12/15/20	651,289	0.5
187,000		Rockwell Collins, Inc., 3.500%, 03/15/27	190,710	0.1
236,000		Rockwell Collins, Inc., 4.350%, 04/15/47	257,154	0.2
431,000		Roper Technologies, Inc., 3.000%, 12/15/20	436,395	0.3
488,000		Roper Technologies, Inc., 3.800%, 12/15/26	504,045	0.3
331,000		Tech Data Corp., 3.700%, 02/15/22	332,297	0.2
360,000		United Parcel Service, Inc., 2.800%, 11/15/24	361,846	0.3
290,000		United Parcel Service, Inc., 3.050%, 11/15/27	290,299	0.2
797,000		United Parcel Service, Inc., 3.750%, 11/15/47	824,300	0.6
424,000		United Technologies Corp., 4.050%, 05/04/47	444,513	0.3
435,000		Vulcan Materials Co., 4.500%, 06/15/47	445,543	0.3
			6,768,109	4.6

		Technology: 7.8%
242,000		Activision Blizzard, Inc., 4.500%, 06/15/47	255,168	0.2
369,000		Apple, Inc., 2.900%, 09/12/27	364,976	0.3
300,000		Apple, Inc., 3.000%, 06/20/27	298,961	0.2
1,330,000		Apple, Inc., 3.000%, 11/13/27	1,323,206	0.9
289,000		Apple, Inc., 3.200%, 05/13/25	295,052	0.2
356,000		Apple, Inc., 3.250%, 02/23/26	363,606	0.2
377,000		Apple, Inc., 4.250%, 02/09/47	419,612	0.3
420,000	(1)	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/27	413,964	0.3
529,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/26	584,098	0.4
356,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/46	459,843	0.3
756,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	795,213	0.5
130,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/45	137,982	0.1
463,000	(1)	Intel Corp., 3.734%, 12/08/47	481,615	0.3
645,000		Microsoft Corp., 3.450%, 08/08/36	665,834	0.5
513,000		Microsoft Corp., 4.500%, 02/06/57	608,594	0.4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
821,000	(1) NXP BV / NXP Funding LLC, 3.875%, 09/01/22	$832,289	0.6
1,062,000	Oracle Corp., 3.250%, 11/15/27	1,081,023	0.7
472,000	Oracle Corp., 3.800%, 11/15/37	496,059	0.3
132,000	Oracle Corp., 4.000%, 11/15/47	140,798	0.1
139,000	Pitney Bowes, Inc., 4.700%, 04/01/23	128,226	0.1
283,000	Qualcomm, Inc., 2.900%, 05/20/24	276,291	0.2
135,000	Qualcomm, Inc., 4.300%, 05/20/47	136,212	0.1
880,000	VMware, Inc., 2.950%, 08/21/22	878,369	0.6
		11,436,991	7.8

	Utilities: 10.7%
266,000	Alabama Power Co., 5.700%, 02/15/33	324,731	0.2
847,000	Black Hills Corp., 2.500%, 01/11/19	849,516	0.6
1,000,000	CenterPoint Energy, Inc., 2.500%, 09/01/22	985,896	0.7
925,000	(1) Cleveland Electric Illuminating Co/The, 3.500%, 04/01/28	927,700	0.6
423,000	Commonwealth Edison Co., 3.750%, 08/15/47	440,300	0.3
309,000	Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/56	337,796	0.2
1,020,000	Dominion Energy, Inc., 2.579%, 07/01/20	1,020,973	0.7
1,411,000	Duke Energy Corp., 3.150%, 08/15/27	1,403,261	1.0
500,000	Duke Energy Florida LLC, 2.100%, 12/15/19	499,640	0.3
400,000	(1) Enel Finance International NV, 4.750%, 05/25/47	434,485	0.3
395,000	Entergy Louisiana LLC, 4.950%, 01/15/45	415,330	0.3
636,000	Exelon Corp., 3.497%, 06/01/22	648,716	0.4
312,000	Florida Power & Light Co., 3.700%, 12/01/47	325,756	0.2
370,000	Georgia Power Co., 2.000%, 09/08/20	367,990	0.3
200,000	Georgia Power Co., 4.300%, 03/15/42	212,958	0.1
730,000	Interstate Power & Light Co., 3.250%, 12/01/24	740,246	0.5
360,000	(1) Metropolitan Edison Co., 4.000%, 04/15/25	370,449	0.3
130,000	Mississippi Power Co., 4.750%, 10/15/41	130,649	0.1
1,000,000	NextEra Energy Capital Holdings, Inc., 2.800%, 01/15/23	1,000,654	0.7
456,000	NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	469,315	0.3
330,000	NextEra Energy Capital Holdings, Inc., 4.800%, 12/01/77	332,527	0.2
481,000	NiSource Finance Corp., 4.375%, 05/15/47	528,949	0.4
184,000	Oglethorpe Power Corp., 4.250%, 04/01/46	184,751	0.1
406,000	Pacific Gas & Electric Co., 3.500%, 06/15/25	415,360	0.3
110,000	Pacific Gas & Electric Co., 5.800%, 03/01/37	137,431	0.1
190,000	Pacific Gas & Electric Co., 6.050%, 03/01/34	239,732	0.2
530,000	Pinnacle West Capital Corp., 2.250%, 11/30/20	527,823	0.4
353,000	Public Service Electric & Gas Co., 3.600%, 12/01/47	362,070	0.2
336,000	Sierra Pacific Power Co., 2.600%, 05/01/26	324,947	0.2
681,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/47	731,972	0.5
		15,691,923	10.7

	Total Corporate Bonds/Notes
	(Cost $134,609,617)	137,867,660	94.1

U.S. TREASURY OBLIGATIONS: 5.1%
	U.S. Treasury Bonds: 2.0%
2,967,200	2.750%, 08/15/47	2,968,211	2.0

	U.S. Treasury Notes: 3.1%
249,000	1.875%, 12/15/20	248,285	0.2
19,000	2.000%, 11/30/22	18,827	0.0
540,000	2.125%, 11/30/24	532,856	0.4
3,785,400	2.250%, 11/15/27	3,731,405	2.5
		4,531,373	3.1

	Total U.S. Treasury Obligations
	(Cost $7,478,229)	7,499,584	5.1

	Total Long-Term Investments
	(Cost $142,087,846)	145,367,244	99.2

SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateral(3): 2.0%
859,420	HSBC Securities USA, Repurchase Agreement dated 12/29/17, 1.36%, due 01/02/18 (Repurchase Amount $859,548, collateralized by various U.S. Government Securities, 0.000%-9.125%, Market Value plus accrued interest $876,615, due 12/31/17-05/15/47)	859,420	0.6

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/29/17, 1.41%, due 01/02/18 (Repurchase Amount $1,000,155, collateralized by various U.S. Government Agency Obligations, 1.982%-10.500%, Market Value plus accrued interest $1,020,000, due 01/15/18-08/01/48)	$1,000,000	0.7
1,000,000	Nomura Securities, Repurchase Agreement dated 12/29/17, 1.42%, due 01/02/18 (Repurchase Amount $1,000,156, collateralized by various U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 04/05/18-11/20/67)	1,000,000	0.7
		2,859,420	2.0

	Total Short-Term Investments
	(Cost $2,859,420)	2,859,420	2.0

	Total Investments in Securities (Cost $144,947,266)	$148,226,664	101.2
	Liabilities in Excess of Other Assets	(1,689,462)	(1.2)
	Net Assets	$146,537,202	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$137,867,660	$–	$137,867,660
U.S. Treasury Obligations	–	7,499,584	–	7,499,584

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Short-Term Investments	$–	$2,859,420	$–	$2,859,420
Total Investments, at fair value	$–	$148,226,664	$–	$148,226,664
Other Financial Instruments+
Futures	122,020	–	–	122,020
Total Assets	$122,020	$148,226,664	$–	$148,348,684
Liabilities Table
Other Financial Instruments+
Futures	$(120,032)	$–	$–	$(120,032)
Total Liabilities	$(120,032)	$–	$–	$(120,032)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2017, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	134	03/29/18	$28,690,656	$(62,948)
U.S. Treasury 5-Year Note	45	03/29/18	5,227,383	(20,162)
U.S. Treasury Ultra 10-Year Note	8	03/20/18	1,068,500	(3,125)
			$34,986,539	$(86,235)
Short Contracts
U.S. Treasury 10-Year Note	(174)	03/20/18	(21,584,156)	115,198
U.S. Treasury Long Bond	(28)	03/20/18	(4,284,000)	6,822
U.S. Treasury Ultra Long Bond	(31)	03/20/18	(5,197,344)	(33,797)
			$(31,065,500)	$88,223

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of December 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$122,020
Total Asset Derivatives		$122,020

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$120,032
Total Liability Derivatives		$120,032

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

At December 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $144,996,063.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,743,830
Gross Unrealized Depreciation	(511,241)

Net Unrealized Appreciation	$3,232,589

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 26.5%
		United States: 26.5%
1,013,128		Alternative Loan Trust 2004-32CB 2A2, 1.952%, (US0001M + 0.400%), 02/25/35	$901,348	0.3
906,008		Alternative Loan Trust 2004-J7 MI, 2.348%, (US0001M + 1.020%), 10/25/34	802,031	0.3
4,239,844		Alternative Loan Trust 2005-10CB 1A1, 2.052%, (US0001M + 0.500%), 05/25/35	3,457,331	1.1
717,932		Alternative Loan Trust 2005-31 1A1, 1.832%, (US0001M + 0.280%), 08/25/35	682,771	0.2
504,393		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	467,666	0.1
901,545		Alternative Loan Trust 2005-J2 1A12, 1.952%, (US0001M + 0.400%), 04/25/35	803,263	0.3
546,719		Alternative Loan Trust 2006-19CB A12, 1.952%, (US0001M + 0.400%), 08/25/36	391,128	0.1
1,058,480		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/36	826,260	0.3
763,399		Alternative Loan Trust 2007-18CB 1A7, 2.022%, (US0001M + 0.470%), 08/25/37	500,019	0.2
2,114,787		Alternative Loan Trust 2007-OA4 A1, 1.722%, (US0001M + 0.170%), 05/25/47	1,919,299	0.6
524,644		Bear Stearns ALT-A Trust 2005-10 21A1, 3.451%, 01/25/36	501,596	0.2
401,491		Bear Stearns ALT-A Trust 2005-4 23A1, 3.522%, 05/25/35	405,226	0.1
722,871		Bear Stearns ALT-A Trust 2005-7 21A1, 3.658%, 09/25/35	732,812	0.2
2,649,151		Bear Stearns ALT-A Trust 2005-9 26A1, 3.451%, 11/25/35	2,226,551	0.7
428,481	(1)	Bellemeade Re Ltd. 2015-1A M2, 5.629%, (US0001M + 4.300%), 07/25/25	437,817	0.1
346,717		Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.623%, 09/25/36	346,644	0.1
263,444		Chase Mortgage Finance Trust Series 2007-A1 1A2, 3.664%, 02/25/37	259,311	0.1
731,340		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.488%, 11/25/34	730,446	0.2
989,896		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/36	859,796	0.3
795,332		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	732,814	0.2
742,128		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.633%, 03/25/36	664,204	0.2
364,052		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.674%, 09/25/37	344,004	0.1
1,305,866	(1)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.313%, 08/25/36	1,212,848	0.4
1,856,442		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/35	1,902,589	0.6
338,948		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	312,688	0.1
546,871	(1)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.240%, 06/27/37	556,314	0.2
3,999,495		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.775%, (US0001M + 0.280%), 08/19/45	3,511,748	1.1
1,100,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.802%, (US0001M + 4.250%), 04/25/29	1,252,596	0.4
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.002%, (US0001M + 4.450%), 01/25/29	3,345,816	1.1
1,000,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.402%, (US0001M + 2.850%), 11/25/29	1,040,726	0.3
1,200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 3.952%, (US0001M + 2.400%), 05/25/30	1,232,860	0.4
1,500,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.052%, (US0001M + 2.500%), 05/25/30	1,546,172	0.5

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
16,280		First Horizon Mortgage Pass-Through Trust 2006-AR4 1A2, 3.379%, 01/25/37	$14,977	0.0
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.252%, (US0001M + 4.700%), 04/25/28	591,197	0.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.352%, (US0001M + 4.800%), 05/25/28	588,910	0.2
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 6.552%, (US0001M + 5.000%), 12/25/28	3,497,994	1.1
1,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.052%, (US0001M + 2.500%), 03/25/30	1,244,346	0.4
1,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 3.902%, (US0001M + 2.350%), 04/25/30	1,537,310	0.5
238,211		GSR Mortgage Loan Trust 2005-AR5 2A3, 3.593%, 10/25/35	209,203	0.1
728,527		GSR Mortgage Loan Trust 2006-AR1 2A1, 3.639%, 01/25/36	733,035	0.2
1,169,288		HarborView Mortgage Loan Trust 2006-14 2A1A, 1.645%, (US0001M + 0.150%), 01/25/47	1,066,272	0.3
1,632,216		HarborView Mortgage Loan Trust 2007-5 A1A, 1.685%, (US0001M + 0.190%), 09/19/37	1,527,526	0.5
5,199,571		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.762%, (US0001M + 0.210%), 02/25/46	4,557,471	1.4
555,886	(1)	Jefferies Resecuritization Trust 2009-R6 1A2, 3.633%, 03/26/36	544,074	0.2
1,495,380	(1)	JP Morgan Mortgage Trust 2017-4 B1, 3.988%, 11/25/48	1,529,839	0.5
1,495,380	(1)	JP Morgan Mortgage Trust 2017-4 B2, 3.988%, 11/25/48	1,504,911	0.5
1,003,247		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	909,312	0.3
295,563		JP Morgan Mortgage Trust 2007-A3 1A1, 3.573%, 05/25/37	282,746	0.1
1,593,296		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/37	1,260,652	0.4
591,631		Lehman XS Trust Series 2005-5N 3A1B, 2.063%, (12MTA + 1.000%), 11/25/35	587,892	0.2
293,514		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.932%, (US0001M + 0.380%), 08/25/35	291,101	0.1
223,731		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2 A3, 3.041%, 02/25/35	221,754	0.1
332,260		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/35	301,090	0.1
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.752%, (US0001M + 1.200%), 09/25/35	821,440	0.3
310,075		Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.541%, 03/25/35	306,543	0.1
5,382,674		TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/37	2,686,563	0.8
6,320,570		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	3,951,495	1.2
507,983		Wachovia Mortgage Loan LLC Series 2005-B 2A1, 3.708%, 10/20/35	492,036	0.2
659,018		Wachovia Mortgage Loan LLC Series 2005-B 2A2, 3.708%, 10/20/35	638,330	0.2
2,367,746		WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.296%, 09/25/35	2,360,159	0.7
866,578		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.042%, (US0001M + 0.490%), 10/25/45	855,309	0.3
653,795		WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 3.363%, 12/25/35	639,804	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
963,743		WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 3.235%, 09/25/36	$938,302	0.3
590,516		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.968%, 11/25/36	567,283	0.2
1,561,930		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.002%, 12/25/36	1,501,292	0.5
905,237		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.063%, 12/25/36	821,850	0.3
618,278		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.223%, 02/25/37	603,646	0.2
943,370		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.229%, 02/25/37	909,263	0.3
660,559		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.163%, 12/25/36	636,974	0.2
785,697		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/35	744,263	0.2
492,122		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	462,821	0.1
1,002,995		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	958,253	0.3
1,017,651		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.782%, (US0001M + 0.230%), 01/25/47	932,925	0.3
378,510		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/37	363,520	0.1
880,175		Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/36	888,628	0.3
327,197		Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 3.362%, 04/25/36	303,069	0.1
402,098		Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 3.336%, 05/25/36	399,213	0.1
1,776,794		Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.715%, 12/28/37	1,731,272	0.5
71,530	(1)	Wells Fargo Mortgage Backed Securities 2008-1R A1, 3.378%, 06/26/35	71,876	0.0

	Total Collateralized Mortgage Obligations
	(Cost $80,661,482)		83,494,435	26.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 25.6%
		Cayman Islands: 1.0%
1,000,000	(1)	BXMT 2017-FL1 C Ltd., 3.311%, (US0001M + 1.950%), 06/14/35	1,000,008	0.3
2,000,000	(1)	BXMT 2017-FL1 D Ltd., 4.061%, (US0001M + 2.700%), 06/14/35	2,000,031	0.7
			3,000,039	1.0

		United States: 24.6%
235,183		Bank of America Commercial Mortgage Trust 2007-3 B, 5.697%, 06/10/49	237,671	0.1
2,000,000		Bank of America Commercial Mortgage Trust 2007-3 C, 5.697%, 06/10/49	2,057,380	0.7
51,500,000	(1),(2)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/33	822,280	0.3
2,000,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.808%, 02/13/42	2,023,838	0.6
1,840,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.720%, 04/12/38	1,942,582	0.6
2,257,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.720%, 04/12/38	2,367,005	0.7
12,019,883	(2)	Citigroup Commercial Mortgage Trust 2016-C3 XA, 1.207%, 11/15/49	863,204	0.3
737,686		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	755,217	0.2
23,035,954	(2)	COMM 2012-CR3 XA, 1.885%, 10/15/45	1,711,171	0.5
9,612,843	(2)	COMM 2012-CR5 XA, 1.651%, 12/10/45	597,947	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
1,578,000	(1)	COMM 2013-CCRE11 E, 4.371%, 08/10/50	$1,229,560	0.4
13,920,000	(1),(2)	COMM 2014-CR21 XE, 1.416%, 12/10/47	1,045,903	0.3
1,000,000		COMM 2017-COR2 C, 4.563%, 09/10/50	1,009,201	0.3
1,474,509		Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/38	1,487,607	0.5
17,180,128	(2)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 0.904%, 09/15/50	888,104	0.3
4,874,000	(1)	DBJPM 16-C3 E Mortgage Trust, 4.244%, 09/10/49	3,411,279	1.1
660,000	(1)	DBJPM 16-C3 Mortgage Trust, 3.494%, 09/10/49	547,485	0.2
938,239	(1),(2)	DBUBS 2011-LC1A XA, 0.726%, 11/10/46	14,492	0.0
6,668,339	(2)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.367%, 02/25/20	707,743	0.2
27,740,000	(2)	Freddie Mac Multifamily Structured Pass Through Certificates K011 X3, 2.577%, 12/25/43	1,876,112	0.6
35,162,669	(2)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.205%, 02/25/42	3,492,198	1.1
31,713,758	(2)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X1, 1.524%, 10/25/21	1,491,102	0.5
39,680,000	(2)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X3, 2.577%, 11/25/41	3,536,190	1.1
31,400,000	(2)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.791%, 12/25/41	2,743,032	0.9
8,050,000	(2)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.036%, 11/25/42	928,572	0.3
3,307,000	(2)	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.801%, 08/25/39	297,631	0.1
160,388,405	(1),(2)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/45	785,935	0.2
149,082,442	(1),(2)	FREMF Mortgage Trust 2013.K29 X2B, 0.125%, 05/25/46	836,710	0.3
105,842,854	(1),(2)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.676%, 03/10/44	1,851,456	0.6
1,000,000	(1)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/43	959,668	0.3
1,100,000	(1)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	989,508	0.3
3,493,606	(1),(2)	GS Mortgage Securities Trust 2011-GC5 XA, 1.353%, 08/10/44	132,189	0.0
1,500,000	(1)	GS Mortgage Securities Trust 2016-GS4 E, 3.803%, 11/10/49	1,061,723	0.3
2,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2016-WPT D, 5.227%, (US0001M + 3.750%), 10/15/33	2,020,581	0.6
24,641,079	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 0.995%, 02/15/46	511,394	0.2
1,746,660	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,741,866	0.5
1,500,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.052%, 01/15/46	1,431,499	0.5
22,818,788	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.100%, 07/15/47	891,920	0.3
1,000,000	(1)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.081%, 11/15/45	983,084	0.3
2,438,357	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/47	2,430,975	0.8
46,979,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/48	1,353,780	0.4
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	1,978,652	0.6

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
2,000,000	(1)	Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/41	$1,994,486	0.6
215,682		Morgan Stanley Capital I Trust 2005-T17 B, 4.880%, 12/13/41	214,810	0.1
170,000		Morgan Stanley Capital I Trust 2005-T19 D, 5.289%, 06/12/47	175,546	0.1
2,000,000	(1)	Morgan Stanley Capital I Trust 2005-T19 G, 5.599%, 06/12/47	1,981,834	0.6
300,000	(1)	Morgan Stanley Capital I Trust 2011-C1 E, 5.426%, 09/15/47	316,097	0.1
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/50	2,143,990	0.7
15,555,000	(2)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.499%, 12/15/50	1,834,439	0.6
1,589,955	(1)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	1,559,484	0.5
933,139		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	939,601	0.3
7,769,461	(2)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.153%, 12/15/47	442,670	0.1
4,227,351	(1)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/58	2,714,183	0.9
9,764,567	(2)	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.552%, 01/15/59	802,136	0.3
35,254,212	(2)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.001%, 10/15/50	2,436,193	0.8
2,110,000	(1),(3)	Wells Fargo Re-REMIC Trust 2013-FRR1 B706 0.000%, 12/27/43	2,006,402	0.6
1,451,498	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.307%, 03/15/48	74,957	0.0
			77,682,274	24.6

	Total Commercial Mortgage-Backed Securities
	(Cost $79,735,899)		80,682,313	25.6

ASSET-BACKED SECURITIES: 39.3%
		Cayman Islands: 15.1%
2,000,000	(1)	Apidos CLO XVII 2014-17A D, 6.103%, (US0003M + 4.750%), 04/17/26	2,002,204	0.6
2,850,000	(1)	Apidos CLO XVIII 2014-18A D, 6.563%, (US0003M + 5.200%), 07/22/26	2,862,865	0.9
500,000	(1)	Ares XXIX CLO Ltd. 2014-1A C, 4.853%, (US0003M + 3.500%), 04/17/26	501,410	0.2
3,000,000	(1)	Ares XXVIII CLO Ltd. 2013-3A DR, 4.603%, (US0003M + 3.250%), 10/17/24	3,006,681	1.0
2,500,000	(1)	Babson CLO Ltd. 2013-IIA C, 4.604%, (US0003M + 3.250%), 01/18/25	2,507,515	0.8
1,000,000	(1)	BlueMountain CLO 2013-3A DR, 4.278%, (US0003M + 2.900%), 10/29/25	1,001,989	0.3
1,800,000	(1)	BlueMountain CLO 2013-3A E, 5.978%, (US0003M + 4.600%), 10/29/25	1,806,889	0.6
1,500,000	(1)	BlueMountain CLO 2013-4A DR, 4.509%, (US0003M + 3.150%), 04/15/25	1,503,537	0.5
3,000,000	(1)	Bowman Park CLO Ltd. 2014-1A E, 6.862%, (US0003M + 5.400%), 11/23/25	3,012,558	1.0
2,000,000	(1)	Dryden 31 Senior Loan Fund 2014-31A E, 5.604%, (US0003M + 4.250%), 04/18/26	1,995,256	0.6
2,000,000	(1)	Dryden Senior Loan Fund 2014-31A DR, 4.704%, (US0003M + 3.350%), 04/18/26	2,005,098	0.6
1,565,000	(1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 4.359%, (US0003M + 3.000%), 10/15/27	1,573,047	0.5
2,500,000	(1)	Flatiron CLO Ltd. 2007-1A D, 3.959%, (US0003M + 2.600%), 10/15/21	2,506,192	0.8
1,000,000	(1)	LCM L.P. 17A E, 6.109%, (US0003M + 4.750%), 10/15/26	994,772	0.3
3,000,000	(1)	Madison Park Funding XIII Ltd. 2014-13A DR, 4.627%, (US0003M + 3.270%), 01/19/25	3,024,060	1.0
3,000,000	(1)	Octagon Investment Partners XVI Ltd. 2013-1A D, 4.703%, (US0003M + 3.350%), 07/17/25	3,008,598	1.0
2,500,000	(1)	Palmer Square CLO 2013-1A CR Ltd., 4.516%, (US0003M + 3.100%), 05/15/25	2,501,893	0.8

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
1,000,000	(1)	Palmer Square CLO 2013-2A CR Ltd., 4.953%, (US0003M + 3.600%), 10/17/27	$1,011,390	0.3
2,900,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 6.170%, (US0003M + 4.850%), 10/15/25	2,892,489	0.9
1,897,000	(1)	Recette CLO Ltd. 2015-1A DR, 4.113%, (US0003M + 2.750%), 10/20/27	1,905,950	0.6
1,400,000	(1)	Recette Clo Ltd. 2015-1A E, 7.063%, (US0003M + 5.700%), 10/20/27	1,404,679	0.4
1,600,000	(1)	Shackleton 2014-5A D CLO Ltd., 4.792%, (US0003M + 3.400%), 05/07/26	1,600,848	0.5
3,000,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 3.259%, (US0003M + 1.900%), 04/16/27	3,000,051	0.9
			47,629,971	15.1

		United States: 24.2%
1,011,745	(1)	AJAX Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	1,015,793	0.3
1,101,237	(1),(2),(4)	American Homes 4 Rent 2015-SFR1 XS 0.000%, 04/17/52	–	–
1,750,000	(1)	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	1,873,158	0.6
2,447,389	(1),(2),(4)	American Homes 4 Rent 2015-SFR2 XS 0.000%, 10/17/45	–	–
375,836		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.816%, 10/25/36	378,141	0.1
783,036		CBASS Mortgage Loan Trust 2007-CB2 A2C, 4.268%, 02/25/37	574,961	0.2
684,174	(1)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/40	628,652	0.2
2,363,742	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/40	2,370,010	0.7
2,980,000	(1)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/41	3,027,655	1.0
1,219,000	(1)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/42	1,216,580	0.4
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.257%, (US0001M + 0.705%), 09/25/35	2,377,417	0.8
2,000,000	(1)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/42	1,991,560	0.6
475,642	(1)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/39	458,454	0.1
1,414,181	(1)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/36	1,451,723	0.5
683,910	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/37	693,328	0.2
1,816,507	(1)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/41	1,805,335	0.6
1,662,322	(1)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/41	1,555,340	0.5
1,240,000	(1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/41	1,169,553	0.4
1,225,000		First NLC Trust 2005-2 M2, 2.072%, (US0001M + 0.520%), 09/25/35	1,193,716	0.4
1,496,250	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	1,537,643	0.5
4,052,021		GSAA Home Equity Trust 2006-14 A3A, 1.802%, (US0001M + 0.250%), 09/25/36	2,558,560	0.8
1,401,854		GSAA Home Equity Trust 2007-1 1A1, 1.632%, (US0001M + 0.080%), 02/25/37	771,459	0.2
1,438,481	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/41	1,461,972	0.5
3,201,644	(1)	HERO Funding Trust 2016-3 A1, 3.080%, 09/20/42	3,163,742	1.0
1,000,000	(1)	Invitation Homes Trust 2014-SFR2 E, 4.641%, (US0001M + 3.150%), 06/17/32	1,011,478	0.3
1,246,875	(1)	Jimmy Johns Funding LLC 2017-1A A2I, 3.610%, 07/30/47	1,254,137	0.4
416,169		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 1.692%, (US0001M + 0.140%), 10/25/36	415,681	0.1
441,316		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 1.712%, (US0001M + 0.160%), 06/25/36	441,265	0.1
2,000,000	(1)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/58	1,955,262	0.6
1,000,000	(1)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/59	1,002,499	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,200,000	(1)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/61	$1,168,758	0.4
1,442,294	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 09/20/42	1,449,320	0.5
1,080,000	(1)	Oscar US Funding Trust II 2015-1A A4, 2.440%, 06/15/22	1,077,872	0.3
531,679		Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.148%, 01/25/36	527,776	0.2
3,800,000	(1)	Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	3,895,889	1.2
1,200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	1,251,640	0.4
1,773,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/45	1,584,977	0.5
1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	975,093	0.3
1,000,000	(1)	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	1,048,509	0.3
4,000,000	(1)	SoFi Consumer Loan Program 2016-3 B, 4.490%, 12/26/25	4,097,438	1.3
2,000,000	(1)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/26	2,068,834	0.7
1,216,095	(1)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/36	1,219,977	0.4
629,146	(1)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/37	627,639	0.2
1,600,000	(1)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/37	1,628,976	0.5
3,265,000	(1)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/41	3,256,419	1.0
1,525,000	(1)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/40	1,554,549	0.5
1,250,000	(1)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/40	1,272,079	0.4
1,250,000	(1)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/40	1,234,457	0.4
1,000,000	(1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/40	1,004,351	0.3
561,000	(1)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	563,323	0.2
659,181		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 1.722%, (US0001M + 0.170%), 12/25/36	645,370	0.2
600,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/47	595,602	0.2
1,100,000	(1)	Towd Point Mortgage Trust 2015-2 2B2, 4.278%, 11/25/57	1,158,370	0.4
1,200,000	(1)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/55	1,181,153	0.4
1,200,000	(1)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/57	1,217,572	0.4
1,037,146		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 1.722%, (US0001M + 0.170%), 07/25/47	745,449	0.2
			76,406,466	24.2

	Total Asset-Backed Securities
	(Cost $122,752,320)		124,036,437	39.3

	Total Long-Term Investments
	(Cost $283,149,701)		288,213,185	91.4

SHORT-TERM INVESTMENTS: 7.6%
		Commercial Paper: 7.3%
1,910,000		Berkshire Hathaway, 2.170%, 01/08/18	1,909,101	0.6
1,358,000		Consolidated, 2.660%, 01/04/18	1,357,609	0.4
3,077,000		CVS Health, 3.440%, 01/02/18	3,076,429	1.0
1,500,000		Dominion, 2.060%, 01/11/18	1,499,078	0.5
1,400,000		Duke, 1.980%, 01/16/18	1,398,797	0.5
1,600,000		Duke Energy, 1.970%, 01/17/18	1,598,547	0.5
1,638,000		Enterprise, 1.940%, 01/22/18	1,636,106	0.5
1,384,000		Enterprise, 2.120%, 01/09/18	1,383,283	0.4
1,645,000		Hewlett Pack, 2.050%, 01/05/18	1,644,543	0.5
600,000		Marriott, 1.930%, 01/23/18	599,276	0.2
563,000		Marriott, 1.980%, 01/16/18	562,516	0.2
1,500,000		Mondelez, 2.120%, 01/09/18	1,499,223	0.5
1,775,000		Schlumberger, 1.910%, 02/26/18	1,769,767	0.6
1,296,000		Tyson Foods, 2.070%, 01/11/18	1,295,200	0.4
700,000		Vodafone, 2.130%, 09/04/18	690,104	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
983,000	Vodaphone, 2.410%, 01/05/18	$982,679	0.3
		22,902,258	7.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,100,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.170%
	(Cost $1,100,000)	1,100,000	0.3

	Total Short-Term Investments
	(Cost $24,008,056)	24,002,258	7.6

	Total Investments in Securities (Cost $307,157,757)	$312,215,443	99.0
	Assets in Excess of Other Liabilities	3,013,847	1.0
	Net Assets	$315,229,290	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(3)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Rate shown is the 7-day yield as of December 31, 2017.

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Sector Diversification	Percentage of Net Assets
Other Asset-Backed Securities	27.3%
Collateralized Mortgage Obligations	26.5
Commercial Mortgage-Backed Securities	25.6
Student Loan Asset-Backed Securities	9.7
Home Equity Asset-Backed Securities	2.0
Automobile Asset-Backed Securities	0.3
Short-Term Investments	7.6
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$83,494,435	$–	$83,494,435
Asset-Backed Securities	–	124,036,437	–	124,036,437
Commercial Mortgage-Backed Securities	–	80,682,313	–	80,682,313
Short-Term Investments	1,100,000	22,902,258	–	24,002,258
Total Investments, at fair value	$1,100,000	$311,115,443	$–	$312,215,443
Other Financial Instruments+
Futures	315,870	–	–	315,870
Total Assets	$1,415,870	$311,115,443	$–	$312,531,313
Liabilities Table
Other Financial Instruments+
Futures	$(132,048)	$–	$–	$(132,048)
Total Liabilities	$(132,048)	$–	$–	$(132,048)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2017, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	4	03/20/18	$496,188	$(3,488)
U.S. Treasury Long Bond	88	03/20/18	13,464,000	(24,199)
U.S. Treasury Ultra 10-Year Note	197	03/20/18	26,311,812	(104,361)
U.S. Treasury Ultra Long Bond	55	03/20/18	9,221,094	58,540
			$49,493,094	$(73,508)
Short Contracts
U.S. Treasury 2-Year Note	(204)	03/29/18	(43,678,313)	96,694
U.S. Treasury 5-Year Note	(295)	03/29/18	(34,268,399)	160,636
			$(77,946,712)	$257,330

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2017 (Unaudited) (Continued)

At December 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $307,234,544.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,198,522
Gross Unrealized Depreciation	(2,033,801)

Net Unrealized Appreciation	$5,164,721

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 23, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 23, 2018